UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® AMT Tax-Free
Money Fund

November 30, 2009

1.810720.105

SMM-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.25%, LOC Wachovia Bank NA, VRDN (b)	$ 12,800	$ 12,800
Alaska - 1.1%
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.32%, VRDN (b)	21,000	21,000
Series 1994 B, 0.26% (ConocoPhillips Guaranteed), VRDN (b)	4,100	4,100
		25,100
Arizona - 2.2%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	4,900	4,900
Series 2008 C, 0.27%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,910	2,910
Series 2008 E, 0.31%, LOC Landesbank Baden-Wuert, VRDN (b)	8,200	8,200
(Catholic Healthcare West Proj.) Series 2005 B, 0.25%, LOC Bank of America NA, VRDN (b)	3,780	3,780
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.26%, LOC Bank of America NA, VRDN (b)	4,150	4,150
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.22% (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (b)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrance Apts. Proj.) Series 1999 A, 0.24%, LOC Freddie Mac, VRDN (b)	6,100	6,100
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	1,000	1,009
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,115	2,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series ROC II R 11712, 0.25% (Liquidity Facility Citibank NA) (b)(e)	$ 1,000	$ 1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.3%, LOC Bank of America NA, VRDN (b)	3,500	3,500
		50,559
California - 5.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 07 0053, 0.25% (Liquidity Facility Citibank NA) (b)(e)	3,465	3,465
California Gen. Oblig. Series 2005 B6, 0.26%, LOC KBC Bank NV, VRDN (b)	22,205	22,205
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R 10397, 0.25% (Liquidity Facility Citibank NA) (b)(e)	3,980	3,980
Series 2008 B3, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	3,600	3,600
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	31,100	31,403
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	9,400	9,446
2.5% 4/28/10	13,600	13,713
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	6,100	6,158
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.25% (Liquidity Facility Citibank NA) (b)(e)	9,430	9,430
Orange County Apt. Dev. Rev. (Larkspur Canyon Apts. Proj.) Series 1997 A, 0.23%, LOC Fannie Mae, VRDN (b)	200	200
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.26% (Liquidity Facility Citibank NA) (b)(e)	7,000	7,000
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Floaters 3117, 0.2% (Liquidity Facility Morgan Stanley) (b)(e)	5,830	5,830
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.25% (Liquidity Facility Citibank NA) (b)(e)	2,885	2,885
		119,315
Colorado - 2.0%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.8%, LOC JPMorgan Chase Bank, VRDN (b)	1,045	1,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	$ 8,390	$ 8,390
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,685	1,685
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series Putters 2999, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,245	6,245
(Catholic Health Initiatives Proj.) Series 2004 B:
0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,600	2,600
0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,600	3,600
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.27% (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.27%, VRDN (b)	7,525	7,525
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.25%, LOC Wachovia Bank NA, VRDN (b)	2,500	2,500
		45,290
Connecticut - 1.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.15% tender 12/18/09, CP mode	4,600	4,600
Connecticut Gen. Oblig.:
BAN Series 2009 A, 2% 4/28/10	6,100	6,138
Series 2004 A, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,000	4,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.25% (Liquidity Facility Citibank NA) (b)(e)	4,300	4,300
(Trinity College Proj.) Series L, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	1,900	1,900
(Wesleyan Univ. Proj.) Series D, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	1,000	1,000
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	7,300	7,375
		29,313
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.2%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wachovia Bank NA, VRDN (b)	$ 5,000	$ 5,000
District Of Columbia - 2.2%
District of Columbia Gen. Oblig. Series 2001 C, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	1,600	1,600
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.35% tender 12/14/09, LOC JPMorgan Chase Bank, CP mode	3,500	3,500
(Ctr. For Strategic & Int'l. Studies Proj.) Series 2008, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,730	6,730
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (b)	1,600	1,600
(The Pew Charitable Trust Proj.) Series 2008 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	15,000	15,000
(The Phillips Collection Issue Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	4,100	4,100
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	11,400	11,400
(Georgetown Univ. Proj.) Series 2007 C2, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	1,700	1,700
		50,530
Florida - 8.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.35% tender 12/3/09, LOC Bank of America NA, CP mode	6,200	6,200
Florida Board of Ed. Lottery Rev. Bonds Series 2007 A, 5% 7/1/10	2,735	2,806
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,310	3,310
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/10	1,000	1,022
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2003 C, 0.24%, VRDN (b)	5,000	5,000
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	5,245	5,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.33% tender 12/9/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	$ 15,000	$ 15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.26%, LOC Fannie Mae, VRDN (b)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992:
0.3% tender 12/10/09, CP mode	3,000	3,000
0.3% tender 12/10/09, CP mode	2,000	2,000
Series 1994, 0.3% tender 12/10/09, CP mode	1,000	1,000
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17 Issue 2, 5.25% 10/1/10	6,050	6,284
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2009 B, 3% 10/1/10	4,130	4,216
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.27%, VRDN (b)	2,000	2,000
Miami-Dade County School District RAN Series 2009, 1.5% 1/28/10	30,500	30,539
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	4,400	4,400
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	16,700	16,700
(Hanley Ctr. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	7,455	7,455
(King's Academy, Inc. Proj.) Series 2006, 0.24%, LOC Wachovia Bank NA, VRDN (b)	1,600	1,600
(Morse Oblig. Group Proj.) Series 2003, 0.26%, LOC Commerce Bank NA, VRDN (b)	6,345	6,345
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.3%, LOC Bank of America NA, VRDN (b)	2,200	2,200
Palm Beach County School District RAN Series 2009, 0.85% 3/10/10	9,200	9,200
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.29%, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A1, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,300	1,300
Series 2009 A3, 0.25%, LOC Wachovia Bank NA, VRDN (b)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.24%, LOC Wachovia Bank NA, VRDN (b)	1,115	1,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	$ 4,300	$ 4,327
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.27%, VRDN (b)	1,600	1,600
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.) Series 2005 A1, 0.24%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.25%, LOC Branch Banking & Trust Co., VRDN (b)	3,400	3,400
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	11,240	11,240
Sunshine State Govt. Fing. Commission Rev. Series L, 0.3% 12/7/09, LOC Dexia Cr. Local de France, CP	6,000	6,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.26%, LOC Fannie Mae, VRDN (b)	1,050	1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,670	4,670
		184,974
Georgia - 2.2%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.24%, LOC Wachovia Bank NA, VRDN (b)	4,700	4,700
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.21%, VRDN (b)	2,700	2,700
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (b)	5,225	5,225
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	4,300	4,300
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	3,890	3,890
Series 2008 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	2,000	2,000
Series 2008 G, 0.35%, LOC Bayerische Landesbank, VRDN (b)	6,750	6,750
Series 2008 H, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig. Series H1, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 4,331	$ 4,331
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	1,600	1,601
Series E, 3% 12/16/09	2,400	2,401
Georgia Road & Thruway Auth. Rev. Bonds Series 2009 A, 2.5% 6/1/10	2,000	2,019
Muni. Elec. Auth. of Georgia:
BAN (Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	3,400	3,406
Series 1985 B, 0.23%, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,800	3,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.25%, LOC Fannie Mae, VRDN (b)	2,100	2,100
		51,123
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Illinois - 3.5%
Chicago Board of Ed. Series 2009 A1, 0.24%, LOC Harris NA, VRDN (b)	5,000	5,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Putters 3448, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,810	2,810
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	2,200	2,200
DuPage County Rev. (Morton Arboretum Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	2,100	2,100
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	19,200	19,200
(Clare Oaks Proj.) Series C, 0.26%, LOC Banco Santander SA, VRDN (b)	11,300	11,300
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	1,100	1,100
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Saint Xavier Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	$ 5,000	$ 5,000
Illinois Gen. Oblig. Bonds (Illinois FIRST Proj.) Series 2000, 5.5% 12/1/09	3,270	3,270
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.22% (Liquidity Facility Wells Fargo & Co.) (b)(e)	6,000	6,000
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.3%, LOC Bank of America NA, VRDN (b)	7,180	7,180
		81,660
Indiana - 3.1%
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	5,200	5,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Series 2008 F, 0.26%, LOC Bank of New York, New York, VRDN (b)	7,140	7,140
Series 2008 G, 0.26%, LOC Bank of New York, New York, VRDN (b)	6,250	6,250
Series 2008 J, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	1,425	1,425
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Foundation of Northwest Indiana Proj.) Series 2008, 0.26%, LOC Harris NA, VRDN (b)	6,800	6,800
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.26%, LOC Harris NA, VRDN (b)	21,000	21,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.3%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,400	8,400
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (b)	5,540	5,540
		71,755
Iowa - 0.9%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.35%, VRDN (b)	15,000	15,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.26%, VRDN (b)	6,915	6,915
		21,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 150, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 20,670	$ 20,670
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.):
Series 2009 B2, 0.25%, LOC Bank of New York, New York, VRDN (b)	9,000	9,000
Series 2009 B3, 0.2%, LOC Bank of New York, New York, VRDN (b)	3,000	3,000
(CommCare Corp. Proj.) Series 2008 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	7,940	7,940
		40,610
Maine - 0.6%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.23%, LOC KBC Bank NV, VRDN (b)	5,760	5,760
Series 2008 B, 0.3%, LOC KBC Bank NV, VRDN (b)	2,000	2,000
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,035	7,035
		14,795
Maryland - 3.2%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.3%, LOC BNP Paribas SA, VRDN (b)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	8,435	8,435
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.26%, LOC Bank of America NA, VRDN (b)	19,900	19,900
(Howard County Gen. Hosp. Proj.) Series 2008, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,250	9,250
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.28%, LOC Bank of America NA, VRDN (b)	3,500	3,500
Series 2007 D, 0.24%, LOC Wachovia Bank NA, VRDN (b)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (b)	18,250	18,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (b)	$ 2,330	$ 2,330
Washington Suburban San. District Bonds (Sewage Disp. Proj.) Series 2005, 5% 6/1/10	2,000	2,045
		73,910
Massachusetts - 2.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	11,700	11,700
Massachusetts Gen. Oblig.:
Participating VRDN Series SG 126, 0.24% (Liquidity Facility Societe Generale) (b)(e)	2,000	2,000
Series 2001 B, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,200	4,200
Series 2005 A, 0.26% (Liquidity Facility Citibank NA), VRDN (b)	18,740	18,740
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J1, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 1.05% tender 12/4/09, CP mode	2,100	2,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.3% (Liquidity Facility Bank of America NA) (b)(e)	6,680	6,680
Series EGL 07 0031, 0.25% (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Series Putters 2479Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.32% (Liquidity Facility Bayerische Landesbank), VRDN (b)	4,900	4,900
		56,420
Michigan - 1.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.58%, LOC RBS Citizens NA, VRDN (b)	9,900	9,900
Michigan Bldg. Auth. Rev. Series 5:
0.25% 12/10/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	5,340	5,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 5: - continued
0.3% 1/7/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	$ 3,670	$ 3,670
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2006 C, 0.58%, LOC RBS Citizens NA, VRDN (b)	2,900	2,900
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Michigan State Univ. Revs. 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,500	1,500
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.3%, LOC Bank of America NA, VRDN (b)	3,600	3,600
(Van Andel Research Institute Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.31%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,320	4,320
		42,330
Minnesota - 0.6%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 D, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Oak Park Heights Multi-Fam Rev. 0.26%, LOC Freddie Mac, VRDN (b)	3,350	3,350
St. Louis Park Gen. Oblig. Series 2008 A, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	7,245	7,245
St. Paul City Port Auth. District Heating Rev. Series 2009 7Q, 0.26%, LOC Deutsche Bank AG, VRDN (b)	1,300	1,300
		14,395
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
Missouri - 1.1%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.26%, VRDN (b)	2,400	2,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.23%, LOC Bank of America NA, VRDN (b)	13,205	13,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 75	$ 75
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (b)	5,000	5,000
		24,880
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,600	5,600
Nevada - 1.4%
Clark County Arpt. Rev.:
Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	11,420	11,420
Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	2,800	2,800
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.25% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series 2008 A:
0.4% 12/9/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	10,500	10,500
0.45% 3/10/10, LOC BNP Paribas SA, CP	4,000	4,000
		31,520
New Jersey - 1.0%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V5, 0.3%, LOC Wachovia Bank NA, VRDN (b)	2,100	2,100
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	20,600	20,827
		22,927
New Mexico - 0.3%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,400	3,400
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (b)	4,500	4,500
		7,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - 2.3%
New York City Gen. Oblig.:
Series 1995 B8, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 6,270	$ 6,270
Series 2004 H3, 0.22%, LOC Bank of New York, New York, VRDN (b)	3,480	3,480
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 0.26% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,000	10,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.25% (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series EGL 07 0003, 0.25% (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.) Series 2009 B, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600	1,600
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	7,200	7,209
Series 2005 G2, 0.24%, LOC BNP Paribas SA, VRDN (b)	3,000	3,000
Series C, 0.48% 2/1/10, LOC ABN-AMRO Bank NV, CP	1,600	1,600
		52,659
North Carolina - 4.6%
Charlotte Gen. Oblig. Series 2007, 0.26% (Liquidity Facility KBC Bank NV), VRDN (b)	31,895	31,895
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.24% (Liquidity Facility Wachovia Bank NA), VRDN (b)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev.:
Bonds Series 2009 C, 2% 6/1/10	1,465	1,476
Series 2005 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	2,550	2,550
Guilford County Gen. Oblig. Series 2007 B, 0.27% (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	6,180	6,180
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	3,900	3,900
Series 2001 A2, 0.33% 12/7/09, CP	4,201	4,201
North Carolina Gen. Oblig.:
Series 2002 C, 0.2% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	2,100	2,100
Series 2002 E, 0.21% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,050	9,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	$ 3,000	$ 3,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, 0.25%, LOC Bank of America NA, VRDN (b)	10,850	10,850
Orange Wtr. & Swr. Auth. Series 2004 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	3,100	3,100
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.25% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Wake County Gen. Oblig.:
Series 2003 C, 0.27% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,685	1,685
Series 2007 B, 0.27%, VRDN (b)	5,400	5,400
		107,287
Ohio - 3.4%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,925	2,925
Cleveland Wtr. Rev. Series 2009 R, 0.21%, LOC BNP Paribas SA, VRDN (b)	6,500	6,500
Cleveland Wtrwks. Rev. Series 2008 Q, 0.25%, LOC Bank of America NA, VRDN (b)	5,300	5,300
Columbus City School District BAN Series B, 1.5% 12/16/09	2,500	2,501
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,360	4,360
Delaware Gen. Oblig. BAN 1.5% 4/28/10	3,685	3,696
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.26%, LOC Nat'l. City Bank Cleveland, VRDN (b)	1,995	1,995
Franklin County Hosp. Rev. (Trinity Health Sys. Proj.) Series 1995, 0.21%, VRDN (b)	2,400	2,400
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	1,410	1,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	$ 28,750	$ 28,750
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.6%, VRDN (b)	2,000	2,000
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.47% tender 2/9/10, CP mode	9,200	9,200
		78,037
Oregon - 1.4%
Clackamas County Hosp. Facility Auth.:
Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.5% tender 2/10/10, CP mode	4,000	4,000
Series F:
0.43% tender 12/7/09, CP mode	5,000	5,000
0.5% tender 2/3/10, CP mode	10,000	10,000
(Legacy Health Sys. Proj.) Series 2008 C, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,600	3,600
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.25%, LOC Bank of Scotland PLC, VRDN (b)	2,100	2,100
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2006 B1, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,500	2,500
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,000	1,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
		33,200
Pennsylvania - 5.9%
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.26%, LOC Banco Santander SA, VRDN (b)	2,600	2,600
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	8,500	8,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.2%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	10,000	10,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 1,800	$ 1,800
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.44%, LOC Citizens Bank of Pennsylvania, VRDN (b)	200	200
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700	3,700
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.85%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,795	4,795
Lower Merion School District Series 2009 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,300	4,300
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.26%, LOC Bank of New York, New York, VRDN (b)	4,300	4,300
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,585	2,585
Montgomery County Indl. Dev. Auth. Rev. (Archdiocese of Philadelphia Proj.) Series 2008 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000	5,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (b)	4,990	4,990
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,700	5,700
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (PPL Energy Supply LLC Proj.) Series 2009 C, 0.25%, LOC Wachovia Bank NA, VRDN (b)	2,000	2,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,960	2,960
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.2%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	6,640	6,640
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.2%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	6,300	6,300
(Mercyhurst College Proj.) Series 12, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,170	2,170
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.24%, LOC Bank of America NA, VRDN (b)	$ 5,500	$ 5,500
Series 2008 B2, 0.25%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Series 2008 B5, 0.25%, LOC Bank of America NA, VRDN (b)	7,000	7,000
Philadelphia School District Series 2008 A3, 0.25%, LOC Bank of America NA, VRDN (b)	3,100	3,100
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,815	3,815
Somerset County Gen. Oblig. Series 2009 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,450	3,450
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series 2005 C, 0.24%, LOC Nat'l. City Bank Cleveland, VRDN (b)	12,465	12,465
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	14,200	14,200
		136,070
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,515	7,515
South Carolina - 6.0%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.26% (Liquidity Facility Wachovia Bank NA), VRDN (b)	4,200	4,200
Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	4,000	4,000
Greenville County School District Bonds Series D, 2% 6/1/10	17,000	17,130
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.24%, LOC Wachovia Bank NA, VRDN (b)	9,000	9,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.26%, VRDN (b)	3,700	3,700
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	10,900	10,943
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	7,731	7,731
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)	4,805	4,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	$ 3,600	$ 3,600
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	4,500	4,500
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	3,300	3,313
Participating VRDN:
Series ROC II R 11426, 0.27% (Liquidity Facility Citibank NA) (b)(e)	3,900	3,900
Series Solar 07 70, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	20,535	20,535
0.35% 2/11/10, CP	6,505	6,505
0.35% 2/12/10, CP	5,000	5,000
0.38% 12/4/09, CP	2,642	2,642
0.4% 1/13/10, CP	4,148	4,148
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.26%, LOC Bank of America NA, VRDN (b)	2,000	2,000
Spartanburg County School District #1 Bonds Series Solar 06 152, 0.26%, tender 12/7/09 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,560	10,560
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	5,200	5,224
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.05% tender 12/4/09, CP mode	5,000	5,000
		138,436
Tennessee - 1.1%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.3%, LOC Bank of America NA, VRDN (b)	7,100	7,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3%, LOC Bank of America NA, VRDN (b)	8,950	8,950
		25,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 11.7%
Austin Independent School District Participating VRDN Series Putters 3554, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,050	$ 7,050
Comal Independent School District Participating VRDN Series Solar 06 36, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	13,200	13,200
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 0.29% (Liquidity Facility Societe Generale) (b)(e)	8,600	8,600
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,140	10,140
Galena Park Independent School District Participating VRDN Series SG 154, 0.22% (Liquidity Facility Societe Generale) (b)(e)	9,900	9,900
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.25% (Liquidity Facility Citibank NA) (b)(e)	7,965	7,965
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	3,200	3,200
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.42%, LOC Compass Bank, VRDN (b)	9,370	9,370
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.45%, LOC Compass Bank, VRDN (b)	2,100	2,100
Houston Gen. Oblig. TRAN Series 2009, 2% 6/30/10	4,000	4,035
Houston Util. Sys. Rev.:
Participating VRDN Series Solar 06 70, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,000	4,000
Series 2004 B3, 0.27%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	2,165	2,165
Series 2008 A1, 0.28%, LOC Bank of America NA, VRDN (b)	22,100	22,100
Judson Independent School District Participating VRDN Series MS 06 1859, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,095	6,095
Mansfield Independent School District Participating VRDN Series PT 4627, 0.25% (Liquidity Facility Deutsche Postbank AG) (b)(e)	10,830	10,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,460	$ 4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.22% (Liquidity Facility Societe Generale) (b)(e)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3344, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,215	3,215
Series 2003, 0.33% (Liquidity Facility Bank of America NA), VRDN (b)	8,500	8,500
Series A:
0.26% 12/9/09, CP	4,200	4,200
0.38% 12/10/09, CP	5,300	5,300
0.4% 12/3/09, CP	12,660	12,660
San Antonio Gen. Oblig. Series A, 0.37% 2/9/10, LOC Bank of America NA, CP	5,400	5,400
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.38% 12/10/09, CP	1,418	1,418
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,245	2,245
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.4%, LOC Compass Bank, VRDN (b)	9,225	9,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.27%, VRDN (b)	5,430	5,430
Texas Gen. Oblig. TRAN Series 2009, 2.5% 8/31/10	40,000	40,604
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.3% (Liquidity Facility Societe Generale) (b)(e)	10,470	10,470
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (b)	21,050	21,050
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 0.25% (Liquidity Facility Citibank NA) (b)(e)	3,685	3,685
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 0.24% (BP PLC Guaranteed), VRDN (b)	2,500	2,500
		271,472
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,000	$ 1,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.35% 12/11/09 (Liquidity Facility Bank of Nova Scotia), CP	12,970	12,970
Series 1997 B2, 0.4% 2/1/10 (Liquidity Facility Bank of Nova Scotia), CP	2,800	2,800
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3326, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,840	3,840
		20,610
Virginia - 4.2%
Albemarle County Indl. Dev. Auth. Health Srv 0.24%, LOC Wachovia Bank NA, VRDN (b)	3,815	3,815
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (b)	11,500	11,500
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2009 A, 0.7%, tender 2/3/10 (b)	25,000	25,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	5,900	5,900
Richmond Gen. Oblig. 0.36% 12/8/09 (Liquidity Facility Bank of America NA), CP	11,000	11,000
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.27% (Liquidity Facility Citibank NA) (b)(e)	3,930	3,930
Series ROC II R 11262, 0.27% (Liquidity Facility Citibank NA) (b)(e)	4,880	4,880
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.25% (Liquidity Facility Citibank NA) (b)(e)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,860	3,860
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	3,000	3,022
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,720	4,720
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.24%, LOC Wachovia Bank NA, VRDN (b)	3,500	3,500
		98,327
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.3%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 8,615	$ 8,615
Energy Northwest Elec. Rev.:
Bonds Series 2008 D, 5% 7/1/10	4,610	4,732
Participating VRDN Series Putters 248, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,535	3,535
King County Swr. Rev.:
Bonds Series 2002 B, 5.25% 1/1/10	2,835	2,845
Participating VRDN Series ROC II R 11717, 0.25% (Liquidity Facility Citibank NA) (b)(e)	5,645	5,645
Series A, 0.37% 12/3/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	3,000	3,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.3%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/10	2,160	2,192
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,510	2,510
Snohomish County Pub. Util. District #1 Elec. Rev. RAN Series 2009 B, 2% 8/5/10	11,595	11,715
Univ. of Washington Univ. Revs. Bonds 5% 12/1/09	2,625	2,625
Washington Gen. Oblig. Participating VRDN Series MACN 04 D, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	5,715	5,715
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (b)	3,150	3,150
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	1,560	1,560
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.23%, LOC Bank of America NA, VRDN (b)	1,200	1,200
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 A3, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	15,595	15,595
		75,734
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.3%, LOC Bank of America NA, VRDN (b)	10,810	10,810
Wisconsin - 1.8%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,870	4,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 7,300	$ 7,300
Wisconsin Gen. Oblig.:
Bonds Series 1992, 6.25% 5/1/10	3,765	3,854
Series 2005 A, 0.35% 2/12/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,700	4,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Alexian Brothers Health Sys. Proj.) 0.55% tender 1/8/10, LOC JPMorgan Chase Bank, CP mode	3,200	3,200
Wisconsin Trans. Rev.:
Series 1997 A, 0.35% 2/11/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,884	10,882
Series 2006 A, 0.38% 12/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		42,306
Other - 5.4%
Fidelity Tax-Free Cash Central Fund, 0.23% (c)(d)	124,357	124,357
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,317,191)		2,317,191
NET OTHER ASSETS - 0.0%		212
NET ASSETS - 100%		$ 2,317,403
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 55
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2009, the cost of investment securities for income tax purposes was $2,317,191,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Money Market Fund

November 30, 2009

1.810673.105

SPZ-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.2%
	Principal Amount	Value
Arizona - 94.1%
Arizona Board of Regents Arizona State Univ. Rev. Bonds (Tempe Campus Projs.) Series 2009 A, 4% 7/1/10	$ 2,185,000	$ 2,229,400
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	13,800,000	13,800,000
Series 2008 C, 0.27%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,510,000	5,510,000
Series 2008 E, 0.31%, LOC Landesbank Baden-Wuert, VRDN (b)	17,800,000	17,800,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.25%, LOC Bank of America NA, VRDN (b)	4,630,000	4,630,000
Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (b)	4,900,000	4,900,000
Series 2009 F, 0.22%, LOC Citibank NA, VRDN (b)	3,700,000	3,700,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	3,150,000	3,150,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.35%, LOC Fannie Mae, VRDN (b)(e)	3,645,000	3,645,000
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/10	3,500,000	3,592,095
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	2,000,000	2,029,873
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.25% (Liquidity Facility Deutsche Postbank AG) (b)(g)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.45%, LOC Bank of America NA, VRDN (b)(e)	2,125,000	2,125,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.):
Series 1994 A, 0.24%, LOC KBC Bank NV, VRDN (b)(e)	32,590,000	32,590,001
Series 2009 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,200,000	4,200,000
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (b)	11,400,000	11,400,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.34%, LOC Fannie Mae, VRDN (b)(e)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.31%, LOC Fannie Mae, VRDN (b)(e)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Lucas Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (b)(e)	$ 1,700,000	$ 1,700,000
(San Martin Apts. Proj.) Series A1, 0.32%, LOC Fannie Mae, VRDN (b)(e)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.32%, LOC Fannie Mae, VRDN (b)(e)	10,800,000	10,800,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.41%, LOC Freddie Mac, VRDN (b)(e)	3,500,000	3,500,000
(Village Square Apts. Proj.) Series 2004, 0.35%, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.56%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,000,000	1,000,000
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 5% 7/1/10 (e)	2,780,000	2,845,839
Phoenix Civic Impt. Corp. Series 2009, 0.4% 12/8/09, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/10	4,000,000	4,105,414
Participating VRDN Series Putters 3458, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,000,000	7,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	7,280,000	7,280,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)	200,000	200,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.24%, LOC Freddie Mac, VRDN (b)	3,700,000	3,700,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.21%, LOC Wachovia Bank NA, VRDN (b)	5,575,000	5,575,000
Series 2007 B, 0.27%, LOC Wachovia Bank NA, VRDN (b)(e)	18,800,000	18,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.35%, LOC Bank of America NA, VRDN (b)(e)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Independent Newspaper, Inc. Proj.) Series 2000, 0.49%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 885,000	$ 885,000
(Phoenix Expansion Proj.) Series 2002, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,105,000	2,105,000
(Plastican Proj.) Series 1997, 0.45%, LOC Bank of America NA, VRDN (b)(e)	1,835,000	1,835,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,505,000	6,505,000
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	4,000,000	4,034,560
Pima County Gen. Oblig. Bonds:
Series 2009 A, 2% 7/1/10 (a)	3,700,000	3,732,116
Series 2009, 4% 7/1/10	4,000,000	4,081,310
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)	3,000,000	3,000,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 0.32%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 1993 A, 5.75% 1/1/10	2,150,000	2,159,396
Series 2002 C, 5% 1/1/10	4,475,000	4,489,860
Participating VRDN:
Series EGL 06 14 Class A, 0.25% (Liquidity Facility Citibank NA) (b)(g)	3,400,000	3,400,000
Series MS 3078, 0.27% (Liquidity Facility Morgan Stanley) (b)(g)	3,900,000	3,900,000
Series ROC II R 11712, 0.25% (Liquidity Facility Citibank NA) (b)(g)	3,635,000	3,635,000
Series WF 09 40C, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(g)	3,900,000	3,900,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	11,220,000	11,220,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	8,026,000	8,026,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000,000	4,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.3%, LOC Bank of America NA, VRDN (b)	4,775,000	4,775,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Tempe Transit Excise Tax Rev. Series 2006, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 25,475,000	$ 25,475,000
Tucson Gen. Oblig. Bonds Series 2002, 5% 7/1/10	2,385,000	2,448,105
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A, 6% 6/1/10	1,000,000	1,027,366
Series 2000 A, 5.8% 6/1/24 (Pre-Refunded to 12/1/09 @ 100) (f)	2,000,000	2,000,000
Series 2008 B, 4% 6/1/10	1,675,000	1,704,472
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.25%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)	4,000,000	4,000,000
(Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 0.25%, LOC UBS AG, VRDN (b)	1,500,000	1,500,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)(e)	10,000,000	10,000,000
		345,145,482
Kentucky - 0.6%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.38%, LOC Commerzbank AG, VRDN (b)(e)	400,000	400,000
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	1,700,000	1,700,000
		2,100,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 0.58%, LOC RBS Citizens NA, VRDN (b)	400,000	400,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.35%, LOC Bayerische Landesbank, VRDN (b)(e)	300,000	300,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.7%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.44%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 1,585,000	$ 1,585,000
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000,000	1,000,000
		2,585,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	3,900,000	3,900,000
Texas - 1.3%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series 2002 A, 0.27%, LOC Citibank NA, VRDN (b)(e)	3,700,000	3,700,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
		4,700,000
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,000,000	2,000,000
Port of Seattle Rev. Series 2005, 0.36%, LOC Fortis Banque SA, VRDN (b)(e)	300,000	300,000
		2,300,000
	Shares
Other - 2.3%
Fidelity Municipal Cash Central Fund, 0.27% (c)(d)	8,523,000	8,523,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $371,353,482)		371,353,482
NET OTHER ASSETS - (1.2)%		(4,435,948)
NET ASSETS - 100%		$ 366,917,534
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 5,181
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2009, the cost of investment securities for income tax purposes was $371,353,482.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Municipal
Money Market Fund

November 30, 2009

1.810714.105

TEM-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	$ 4,710	$ 4,710
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.47%, LOC Bank of America NA, VRDN (b)(e)	4,875	4,875
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.23% (Liquidity Facility Wells Fargo & Co.) (a)(b)(f)	23,610	23,610
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 E, 0.26%, VRDN (b)	9,000	9,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.75%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38%, VRDN (b)(e)	25,500	25,500
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.26%, LOC Westpac Banking Corp., VRDN (b)	4,000	4,000
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 0.65%, LOC Bank of America NA, VRDN (b)(e)	540	540
		80,235
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth.:
Series 2008 A, 0.36%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	50,765	50,765
Series 2008 B, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	50,570	50,570
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.27%, LOC Union Bank of California, VRDN (b)	21,100	21,100
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.33%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	13,000	13,000
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,730	24,730
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.4% (ConocoPhillips Guaranteed), VRDN (b)	3,000	3,000
		163,165
Arizona - 1.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	11,450	11,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.: - continued
(Banner Health Sys. Proj.):
Series 2008 E, 0.31%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 44,600	$ 44,600
Series 2008 G, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (b)	49,745	49,745
Series 2008 H, 0.26%, LOC Northern Trust Co., Chicago, VRDN (b)	37,320	37,320
(Catholic Healthcare West Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.25% (Liquidity Facility Deutsche Postbank AG) (b)(f)	16,475	16,475
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)(e)	13,200	13,200
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(San Angelin Apts. Proj.) Series 2004, 0.31%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Clemente Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(e)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.32%, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.32%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
Series A2, 0.35%, LOC Fannie Mae, VRDN (b)(e)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.35%, LOC Fannie Mae, VRDN (b)(e)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.56%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,200	4,200
Phoenix Civic Impt. Corp. Series 2009, 0.4% 12/8/09, LOC Bank of America NA, CP	20,000	20,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.27%, LOC Wachovia Bank NA, VRDN (b)(e)	13,200	13,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 900	$ 900
(Plastican Proj.) Series 1997, 0.45%, LOC Bank of America NA, VRDN (b)(e)	2,005	2,005
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	45,950	45,950
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series MS 3078, 0.27% (Liquidity Facility Morgan Stanley) (b)(f)	5,100	5,100
Series Putters 3242, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,300	4,300
Series Putters 3467, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,750	24,750
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	48,900	48,900
		457,045
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.47%, LOC Bank of America NA, VRDN (b)(e)	1,300	1,300
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (b)(e)	7,600	7,600
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.32% (Liquidity Facility Citibank NA) (b)(e)(f)	1,745	1,745
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4%, VRDN (b)(e)	34,400	34,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.3%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	95,000	95,000
		140,045
California - 2.7%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.26% (Liquidity Facility Citibank NA) (b)(f)	15,825	15,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. (Nelson Name Plate Co. Proj.) Series 1999, 0.39%, LOC Bank of America NA, VRDN (b)(e)	$ 835	$ 835
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	17,500	17,500
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	292,900	295,754
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	89,400	89,840
2.5% 4/28/10	129,100	130,169
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	59,000	59,563
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7 05 3003, 0.26% (Liquidity Facility Citibank NA) (b)(f)	40,000	40,000
		649,486
Colorado - 2.3%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.34%, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.34%, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
CollegeInvest Rev. Series 2008 IA, 0.31%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	35,300	35,300
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 0.32% (Liquidity Facility Bank of America NA) (b)(f)	14,900	14,900
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	14,145	14,145
(Catholic Health Initiatives Proj.) Series 2004 B, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,275	4,275
(NCMC, Inc. Proj.) Series 2008 A, 0.25%, LOC Compass Bank, VRDN (b)	32,350	32,350
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.42%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,160	14,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2003 B3, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	$ 30,000	$ 30,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.27% (Liquidity Facility Citibank NA) (b)(f)	29,700	29,700
Series EGL 07 0037, 0.27% (Liquidity Facility Citibank NA) (b)(f)	16,830	16,830
Series EGL 07 0038, 0.27% (Liquidity Facility Citibank NA) (b)(f)	18,080	18,080
Series EGL 07 0040, 0.27% (Liquidity Facility Citibank NA) (b)(f)	30,610	30,610
Colorado Springs Utils. Rev. Series 2009 C, 0.22% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	11,000	11,000
Denver City & County Arpt. Rev.:
Series 2008 C1, 0.5%, LOC KBC Bank NV, VRDN (b)(e)	38,800	38,800
Series 2008 C2, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	40,000	40,000
Series 2008 C3, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	30,000	30,000
Series 2009 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	20,000	20,000
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.44%, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,500	5,500
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 2.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	505	505
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.31%, LOC Fannie Mae, VRDN (b)(e)	13,325	13,325
(Timberleaf Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	11,165	11,165
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.75%, LOC Compass Bank, VRDN (b)	18,890	18,890
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.25%, LOC Wachovia Bank NA, VRDN (b)	39,700	39,700
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.34%, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		548,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.5%
Connecticut Gen. Oblig.:
BAN Series 2009 A, 2% 4/28/10	$ 57,040	$ 57,392
Series 2004 A, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	15,250	15,250
Series 2005 A1, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	14,695	14,695
Connecticut Health & Edl. Facilities Auth. Rev.:
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	12,110	12,110
(Wesleyan Univ. Proj.) Series D, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	4,000	4,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.3%, LOC Bank of America NA, VRDN (b)(e)	11,900	11,900
		115,347
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.53%, VRDN (b)(e)	8,000	8,000
Series 1988, 0.53%, VRDN (b)(e)	13,550	13,550
Series 1993 C, 0.85%, VRDN (b)	4,500	4,500
Series 1994, 0.53%, VRDN (b)(e)	24,700	24,700
Series 1999 A, 0.5%, VRDN (b)	9,830	9,830
Series 1999 B, 0.6%, VRDN (b)(e)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series Merlots 07 C103, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,160	6,160
Series Merlots 07 C66, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,805	7,805
Series Putter 1513, 0.47% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	5,375	5,375
Series ROC II R 11651, 0.32% (Liquidity Facility Citibank NA) (b)(e)(f)	8,715	8,715
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wachovia Bank NA, VRDN (b)	14,800	14,800
		113,335
District Of Columbia - 1.6%
District of Columbia Income Tax Rev. Participating VRDN Series MS 3057, 0.27% (Liquidity Facility Morgan Stanley) (b)(f)	7,990	7,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.:
Series 2001 C, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	$ 41,575	$ 41,575
Series 2008 B, 0.28%, LOC Bank of America NA, VRDN (b)	15,625	15,625
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.45%, LOC Bank of America NA, VRDN (b)(e)	3,025	3,025
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 0.37%, LOC Branch Banking & Trust Co., VRDN (b)(e)	1,450	1,450
(Ctr. For Strategic & Int'l. Studies Proj.) Series 2008, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,730	6,730
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.44%, LOC Wachovia Bank NA, VRDN (b)(e)	7,520	7,520
(George Washington Univ. Proj.):
Series 1999 B, 0.22%, LOC Bank of America NA, VRDN (b)	1,600	1,600
Series 1999 C, 0.22%, LOC Bank of America NA, VRDN (b)	12,000	12,000
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.24%, LOC Bank of America NA, VRDN (b)	30,450	30,450
Series 1998 A Tranche III, 0.24%, LOC Bank of America NA, VRDN (b)	14,225	14,225
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (b)	8,600	8,600
(The Pew Charitable Trust Proj.) Series 2008 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,400	13,400
(Washington Drama Society, Inc. Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)	37,065	37,065
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	10,800	10,800
Series 2006 A, 0.3%, LOC Bank of America NA, VRDN (b)	33,000	33,000
(Georgetown Univ. Proj.) Series 2007 C2, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	2,300	2,300
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
ROC II R 11815, 0.31% (Liquidity Facility Citibank NA) (b)(e)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series BBT 2040, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)(f)	$ 4,920	$ 4,920
Series BBT 2054, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)(f)	5,000	5,000
Series DB 505, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	7,570	7,570
Series DB 677, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	7,802	7,802
Series DB 679, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	10,000	10,000
Series Putters 1691, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,985	10,985
Series Putters 2855, 0.47% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,895	4,895
Series ROC II R 11798, 0.32% (Liquidity Facility Citibank NA) (b)(e)(f)	15,000	15,000
Series ROC II R 54, 0.32% (Liquidity Facility Citibank NA) (b)(e)(f)	2,495	2,495
Series 2003 D1, 0.35%, LOC Wachovia Bank NA, VRDN (b)(e)	38,855	38,855
Series 2003 D2, 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	20,100	20,100
Series 2009 D1, 0.25%, LOC Bank of America NA, VRDN (b)	1,975	1,975
		382,952
Florida - 6.3%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.36%, LOC Citibank NA, VRDN (b)(e)	11,200	11,200
Brevard County School Board RAN 1.5% 4/23/10	20,000	20,076
Brevard County School District TAN Series 2009, 2% 6/30/10	30,000	30,268
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.34%, LOC Citibank NA, VRDN (b)(e)	6,800	6,800
(Sanctuary Apts Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	16,030	16,030
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	29,985	29,985
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 0.36%, LOC Bank of America NA, VRDN (b)(e)	6,375	6,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	$ 10,005	$ 10,005
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (b)(e)	1,540	1,540
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.36%, LOC Citibank NA, VRDN (b)(e)	19,160	19,160
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 0.37% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(e)	28,475	28,475
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds:
Series 2009 C, 2% 6/1/10	8,215	8,279
Series 2009 D, 2.5% 6/1/10	7,810	7,892
Participating VRDN:
Series BA 08 1059, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series BA 08 1068, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	9,585	9,585
Series BA 08 1083, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	18,920	18,920
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2009 A, 2% 7/1/10	5,635	5,683
Participating VRDN:
Series Putters 2539, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,550	3,550
Series Solar 07 30, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,000	15,000
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 0.33%, LOC Freddie Mac, VRDN (b)(e)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 0.33%, LOC Fannie Mae, VRDN (b)(e)	5,770	5,770
(Banyan Bay Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	9,250	9,250
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	35,355	35,355
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.32%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Clascona Groves Apts. Proj.) Series A, 0.31%, LOC Citibank NA, VRDN (b)(e)	$ 9,100	$ 9,100
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.31%, LOC Citibank NA, VRDN (b)(e)	5,700	5,700
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.32%, LOC Fannie Mae, VRDN (b)(e)	5,900	5,900
(Hunters Run Apts. Proj.) Series G, 0.33%, LOC Fannie Mae, VRDN (b)(e)	7,900	7,900
(Lynn Lake Apts. Proj.) Series B1, 0.31%, LOC Freddie Mac, VRDN (b)(e)	20,210	20,210
(Mill Creek Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	15,300	15,300
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	7,850	7,850
(Riverwalk I Apts. Proj.) Series 2008 E, 0.32%, LOC Freddie Mac, VRDN (b)(e)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.35%, LOC Citibank NA, VRDN (b)(e)	7,200	7,200
(Sterling Palms Apts. Proj.) Series F, 0.32%, LOC Fannie Mae, VRDN (b)(e)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 0.42% (Liquidity Facility Bank of America NA) (b)(e)(f)	7,570	7,570
Series BA 08 1191, 0.42% (Liquidity Facility Bank of America NA) (b)(e)(f)	8,550	8,550
Series Merlots 06 B17, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,745	4,745
Series Merlots 07 C64, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	14,785	14,785
Series Putters 1336 B, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,825	2,825
Series Putters 1340, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	18,880	18,880
Series ROC II R 11688, 0.32% (Liquidity Facility Citibank NA) (b)(e)(f)	5,825	5,825
(Riverside Apts. Proj.) Series 2000 1, 0.37%, LOC Bank of America NA, VRDN (b)(e)	12,940	12,940
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.26%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.32%, LOC Fannie Mae, VRDN (b)(e)	11,755	11,755
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.32%, LOC Fannie Mae, VRDN (b)(e)	$ 8,155	$ 8,155
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.38% 1/12/10, LOC Wachovia Bank NA, CP	21,104	21,104
0.38% 3/9/10, LOC Wachovia Bank NA, CP	18,270	18,270
Gainesville Utils. Sys. Rev. 0.5% 12/10/09, CP	31,000	31,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 B, 0.23%, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	11,825	11,825
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.33% 12/3/09, LOC State Street Bank & Trust Co., Boston, CP	25,810	25,810
0.35% 2/3/10, LOC State Street Bank & Trust Co., Boston, CP	6,685	6,685
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.37%, LOC Citibank NA, VRDN (b)(e)	9,735	9,735
(Grande Oaks Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	8,980	8,980
(Lakewood Shores Apt. Proj.) Series 2000 A, 0.37%, LOC Bank of America NA, VRDN (b)(e)	6,820	6,820
(Meridian Pointe Apts. Proj.) 0.36%, LOC Citibank NA, VRDN (b)(e)	12,750	12,750
(Mobley Park Apts. Proj.) Series A, 0.32%, LOC Freddie Mac, VRDN (b)(e)	8,000	8,000
(Morgan Creek Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.75%, LOC Bank of America NA, VRDN (b)(e)	500	500
Indian River County Hosp. District Hosp. Rev. Bonds Series 1990, 0.3% tender 1/21/10, LOC Wachovia Bank NA, CP mode	15,100	15,100
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (b)(e)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Participating VRDN Series BA 09 1209X, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	10,570	10,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series Three 2008 B1, 0.25%, LOC Wachovia Bank NA, VRDN (b)	$ 11,900	$ 11,900
Series Three 2008 B4, 0.25%, LOC Wachovia Bank NA, VRDN (b)	3,800	3,800
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.25%, LOC Branch Banking & Trust Co., VRDN (b)	11,095	11,095
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	9,700	9,700
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.3% tender 12/10/09, CP mode	3,000	3,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.4%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	74,405	74,405
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Leesburg Hosp. Rev. (The Villages Reg'l. Hosp. Proj.) Series 2008 B, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	14,200	14,200
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 0.36%, LOC Bank of America NA, VRDN (b)(e)	3,070	3,070
Series 2000 B, 0.36%, LOC Bank of America NA, VRDN (b)(e)	3,015	3,015
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.27%, VRDN (b)	13,700	13,700
Miami-Dade County Aviation Rev. Series 2005 A, 0.3% 12/7/09, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (e)	11,503	11,503
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.36%, LOC Citibank NA, VRDN (b)(e)	16,765	16,765
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (b)(e)	10,600	10,600
Ocean Hwy. & Port Auth. Rev.:
Series 1990, 0.4%, LOC Wachovia Bank NA, VRDN (b)(e)	1,400	1,400
0.4%, LOC Wachovia Bank NA, VRDN (b)(e)	8,900	8,900
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.36%, LOC Citibank NA, VRDN (b)(e)	$ 13,630	$ 13,630
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.32%, LOC Fannie Mae, VRDN (b)(e)	7,860	7,860
(West Point Villas Apts. Proj.) Series 2000 F, 0.32%, LOC Fannie Mae, VRDN (b)(e)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev.:
(Advanced Drainage Sys., Inc. Proj.) 0.49%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	1,355	1,355
(Central Florida YMCA Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (b)	2,390	2,390
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.29%, LOC Bank of America NA, VRDN (b)	64,165	64,165
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.27% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	11,100	11,100
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (b)	11,170	11,170
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	18,500	18,500
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	1,600	1,600
(King's Academy, Inc. Proj.) Series 2006, 0.24%, LOC Wachovia Bank NA, VRDN (b)	15,880	15,880
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.3%, LOC Bank of America NA, VRDN (b)	6,930	6,930
Panama City Beach Participating VRDN Series Solar 2006 129, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,990	7,990
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (b)(e)	1,435	1,435
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.29%, LOC Bank of America NA, VRDN (b)	31,535	31,535
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A1, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,375	9,375
(Suncoast Hospice Proj.) Series 2004, 0.24%, LOC Wachovia Bank NA, VRDN (b)	16,820	16,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	$ 43,100	$ 43,374
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.32%, LOC Fannie Mae, VRDN (b)(e)	8,300	8,300
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.24%, LOC Wachovia Bank NA, VRDN (b)	50,615	50,615
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	4,745	4,745
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	6,970	6,970
Series Putters 2407, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	31,495	31,495
Sunshine State Govt. Fing. Commission Rev. Series L:
0.34% 12/2/09, LOC Dexia Cr. Local de France, CP	9,108	9,108
0.44% 12/2/09, LOC Dexia Cr. Local de France, CP (e)	85,645	85,645
Tampa Bay Wtr. Util. Sys. Rev. 0.45%, LOC Bank of America NA, VRDN (b)(e)	19,950	19,950
		1,490,587
Georgia - 2.9%
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.24%, LOC Wachovia Bank NA, VRDN (b)	29,400	29,400
Series A, 0.24%, LOC Wachovia Bank NA, VRDN (b)	29,790	29,790
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(e)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.55%, LOC Fannie Mae, VRDN (b)(e)	4,015	4,015
(Collegetown at Harris Homes Phase I Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(e)	7,330	7,330
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.44%, LOC Wachovia Bank NA, VRDN (b)(e)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.2%, VRDN (b)	39,335	39,335
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.31%, LOC Freddie Mac, VRDN (b)(e)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.38%, LOC Branch Banking & Trust Co., VRDN (b)(e)	14,305	14,305
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 16,800	$ 16,800
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.26%, LOC Bank of America NA, VRDN (b)	17,500	17,500
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.32%, LOC Freddie Mac, VRDN (b)(e)	9,680	9,680
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.32%, LOC Fannie Mae, VRDN (b)(e)	8,050	8,050
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	27,835	27,835
Series 2008 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000	12,000
Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	24,300	24,300
Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	16,600	16,600
Series 2008 F, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	16,600	16,600
Series 2008 H, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	30,600	30,600
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(f)	13,275	13,275
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	13,800	13,806
Series E, 3% 12/16/09	20,700	20,708
Georgia Road & Thruway Auth. Rev. Bonds Series 2008 A, 5% 6/1/10	8,290	8,478
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	11,690	11,690
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	11,935	11,935
Gwinnett County School District Gen. Oblig. Bonds Series 2007, 5% 2/1/10	5,000	5,039
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.4%, LOC Bank of America NA, VRDN (b)(e)	$ 7,350	$ 7,350
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.31%, LOC Freddie Mac, VRDN (b)(e)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.37%, LOC Freddie Mac, VRDN (b)(e)	15,555	15,555
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series MS 3111, 0.25% (Liquidity Facility Morgan Stanley) (b)(f)	10,555	10,555
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.3%, LOC Bayerische Landesbank, VRDN (b)	21,830	21,830
BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	31,900	31,954
Series 2009 A, 1.5% 5/25/10	28,140	28,261
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	8,915	8,915
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.7%, VRDN (b)(e)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	31,386	31,386
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.31%, LOC Citibank NA, VRDN (b)(e)	11,290	11,290
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Enterprises, Inc. Proj.) Series 1996 A, 0.35%, LOC Harris NA, VRDN (b)	3,850	3,850
		683,352
Hawaii - 0.0%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Hawaii Pacific Health Proj.) Series 2009 A, 0.25%, LOC Union Bank of California, VRDN (b)	3,800	3,800
Illinois - 4.1%
Aurora Single Family Mtg. Rev. Participating VRDN Series DB 616, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	9,205	9,205
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.38%, LOC Bank of America NA, VRDN (b)(e)	2,180	2,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.32%, LOC Fannie Mae, VRDN (b)(e)	$ 1,900	$ 1,900
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	39,300	39,300
Chicago Board of Ed. Series 2009 A2, 0.23%, LOC Northern Trust Co., Chicago, VRDN (b)	7,220	7,220
Chicago Gen. Oblig. Bonds Series 2008, 0.25%, tender 12/15/09, LOC Harris NA (b)	16,425	16,425
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.56%, LOC Harris NA, VRDN (b)(e)	3,185	3,185
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,000	20,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	186,200	186,200
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (b)(e)	5,300	5,300
Chicago Wtr. Rev.:
Series 2004 A1, 0.27%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	54,625	54,625
Series 2004 A2, 0.27%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	39,625	39,625
Series 2004 A3, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,195	4,195
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,580	19,580
Cook County Gen. Oblig. Series 2002 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,000	4,000
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 0.23% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,725	9,725
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 0.53%, LOC Harris NA, VRDN (b)(e)	2,680	2,680
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.04%, LOC JPMorgan Chase Bank, VRDN (b)(e)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.5%, LOC Bank of America NA, VRDN (b)(e)	4,800	4,800
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.62%, LOC Harris NA, VRDN (b)(e)	904	904
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.56%, LOC Harris NA, VRDN (b)(e)	$ 3,400	$ 3,400
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.5%, LOC HSBC Bank USA, NA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	15,000	15,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,300	4,300
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.31%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	10,000	10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,800	7,800
Series 2008 F, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	10,100	10,100
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.) Series 2008 A2, 0.75%, tender 2/5/10 (b)	14,460	14,460
Participating VRDN:
Series BA 08 1137, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	12,855	12,855
Series DB 601, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(f)	15,220	15,220
Series Putters 3174, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,620	15,620
Series Putters 3378, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,200	11,200
Series Putters 3435, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,105	2,105
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Chicago Historical Society Proj.) Series 2006, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
(Chicago Symphony Orchestra Proj.) Series 2008, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,115	15,115
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	8,900	8,900
(Edward Hosp. Oblig. Group) Series 2009 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	14,500	14,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	$ 17,930	$ 17,930
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	58,185	58,185
(Resurrection Health Care Sys. Proj.):
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)	35,735	35,735
Series 2008 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	30,485	30,485
(Rockford Mem. Hosp. Proj.) 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	10,300	10,300
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.25%, LOC Northern Trust Co., Chicago, VRDN (b)	11,000	11,000
(Saint Xavier Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	4,860	4,860
(Trinity Int'l. Univ. Proj.) Series 2009, 0.22%, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	10,000	10,000
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	18,000	18,000
Illinois Gen. Oblig. Bonds Series 2006, 5% 1/1/10	15,735	15,787
Illinois Health Facilities Auth. Rev.:
(Evanston Hosp. Proj.) Series 1995, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	16,650	16,650
(Rehabilitation Institute of Chicago Proj.) Series 1997, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	15,600	15,600
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	11,200	11,200
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 3336, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,335	5,335
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.32%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.34%, LOC Fannie Mae, VRDN (b)(e)	14,300	14,300
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,500	$ 9,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	7,205	7,205
		967,911
Indiana - 1.8%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.34%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	5,420	5,420
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,600	1,600
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.33%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	7,761	7,761
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.45%, VRDN (b)(e)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A2, 0.32%, LOC Bank of America NA, VRDN (b)(e)	13,100	13,100
Series 2009 A3, 0.27%, LOC Bank of America NA, VRDN (b)	10,300	10,300
(Mittal Steel Co. Proj.) 0.4%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(e)	34,750	34,750
(Republic Svcs., Inc. Proj.) Series 2001, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
Series 2005, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (b)	7,600	7,600
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
Series 2002 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	36,595	36,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	$ 7,600	$ 7,600
(Cmnty. Health Network Proj.) Series 2009 A, 0.31%, LOC Bank of America NA, VRDN (b)	25,000	25,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.21%, LOC Citibank NA, VRDN (b)	20,590	20,590
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.26%, LOC Harris NA, VRDN (b)	20,965	20,965
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,345	15,345
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C52, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,625	5,625
Series 2008 A2, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (b)(e)	21,250	21,250
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series BA 08 1157, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	7,500	7,500
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.36%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,205	6,205
Indianapolis Gas Util. Sys. Rev.:
1.1% 12/1/09, CP	25,000	25,000
1.1% 1/15/10, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (b)	7,155	7,155
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	9,775	9,775
		435,006
Iowa - 0.3%
Iowa Fin. Auth.:
Series 2003 F, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(e)	12,585	12,585
Series 2005 C, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.35%, VRDN (b)	$ 13,325	$ 13,325
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN Series Putters 1205, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,935	2,935
(Mtg. Backed Securities Prog.) Series 2004 G, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	15,500	15,500
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (b)	6,300	6,300
		62,645
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.45%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Series 2002 D, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,050	10,050
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	12,200	12,200
Olathe Gen. Oblig. Bonds Series 2009 B, 1.5% 6/1/10	32,385	32,563
		79,913
Kentucky - 3.1%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	8,000	8,000
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.38%, LOC Commerzbank AG, VRDN (b)(e)	47,200	47,200
Series 2008 A, 0.4%, LOC Commerzbank AG, VRDN (b)(e)	70,347	70,347
Series 2004 A, 0.36%, LOC Commerzbank AG, VRDN (b)(e)	38,500	38,500
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.4%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(e)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.4% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,770	4,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.4% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	$ 67,250	$ 67,250
Series 1993 B, 0.4% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.35%, LOC Wachovia Bank NA, VRDN (b)(e)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 2.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	270	270
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	107,300	107,300
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.25% (Liquidity Facility Morgan Stanley) (b)(f)	11,250	11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	8,000	8,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.25%, LOC Branch Banking & Trust Co., VRDN (b)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,000	12,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.39%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	135,225	135,225
Series 2008 A2, 0.4%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	41,700	41,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (b)(e)	9,900	9,900
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	9,000	9,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.32%, LOC Freddie Mac, VRDN (b)(e)	13,880	13,880
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,760	20,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.56%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	$ 6,000	$ 6,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)(e)	17,455	17,455
Louisville & Jefferson County Gen. Oblig. BAN Series A, 2.5% 12/1/09	8,800	8,800
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.27% (United Parcel Svc. of America Guaranteed), VRDN (b)(e)	12,900	12,900
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.45%, LOC Commerzbank AG, VRDN (b)(e)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	6,000	6,000
		741,207
Louisiana - 0.8%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.24%, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	17,000	17,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.4%, VRDN (b)(e)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Putters 2378, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,415	14,415
Louisiana Gen. Oblig. Bonds Series 2009 A, 2% 5/1/10	7,060	7,106
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	6,641	6,641
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Go To The Show, LLC Proj.) Series 2007 A, 0.25%, LOC ABN-AMRO Bank NV, VRDN (b)	14,360	14,360
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	23,915	23,915
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.36%, VRDN (b)(e)	14,000	14,000
Series 2004, 0.36%, VRDN (b)(e)	6,250	6,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.24%, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	$ 10,000	$ 10,000
Port New Orleans Board Commerce Rev. 0.21%, LOC BNP Paribas SA, VRDN (b)(e)	18,425	18,425
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (b)(e)	22,000	22,000
		198,212
Maine - 0.5%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.23%, LOC KBC Bank NV, VRDN (b)	41,300	41,300
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (b)(e)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.):
Series 1996, 0.45%, LOC Bank of America NA, VRDN (b)(e)	13,600	13,600
Series 2000, 0.3%, LOC Bank of America NA, VRDN (b)(e)	9,000	9,000
		112,000
Maryland - 0.9%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 1.1%, LOC RBS Citizens NA, VRDN (b)	13,300	13,300
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	8,690	8,690
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.3%, LOC Bank of America NA, VRDN (b)	16,140	16,140
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,000	8,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.28%, LOC Bank of America NA, VRDN (b)	20,000	20,000
Series 2007 D, 0.24%, LOC Wachovia Bank NA, VRDN (b)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.67%, LOC Citizens Bank of Pennsylvania, VRDN (b)	22,300	22,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (b)	$ 20,250	$ 20,250
Series 2008 C, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000	5,000
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	11,480	11,480
Series E, 0.35% 12/3/09, LOC Bank of America NA, CP	41,100	41,100
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 0.32% (Liquidity Facility Bank of America NA) (b)(f)	5,055	5,055
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (b)	7,900	7,900
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.33%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Univ. Sys. of Maryland Rev. Bonds Series 2003 A, 0.55%, tender 6/1/10 (b)	5,560	5,560
		215,075
Massachusetts - 1.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,835	11,835
Massachusetts Participating VRDN Series Clipper 06 11, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	59,605	59,605
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 1.1% tender 12/4/09, CP mode (e)	22,500	22,500
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,000	11,000
Series DCL 08 42, 0.3% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,000	3,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 1.05% tender 12/4/09, CP mode	20,000	20,000
Series 1993 B, 1.35% tender 12/11/09, CP mode	17,250	17,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.25% (Liquidity Facility Citibank NA) (b)(f)	31,500	31,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series MS 30911, 0.27% (Liquidity Facility Morgan Stanley) (b)(f)	$ 6,665	$ 6,665
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1.2% tender 12/10/09, CP mode (e)	1,000	1,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (b)	30,000	30,000
Series 2008 C, 0.32% (Liquidity Facility Bayerische Landesbank), VRDN (b)	39,500	39,500
Series 2008 D, 0.32% (Liquidity Facility Bayerische Landesbank), VRDN (b)	6,700	6,700
		260,555
Michigan - 1.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.58%, LOC RBS Citizens NA, VRDN (b)	44,200	44,200
Michigan Bldg. Auth. Rev. Series 5:
0.25% 12/10/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	3,840	3,840
0.3% 1/7/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,890	2,890
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Trinity Health Sys. Proj.) Series 2008 C:
0.3% tender 1/8/10, CP mode	13,000	13,000
0.3% tender 2/4/10, CP mode	46,600	46,600
0.3% tender 2/8/10, CP mode	18,000	18,000
Series 2009 B, 0.31% tender 2/9/10, CP mode	20,000	20,000
(Henry Ford Health Sys. Proj.) Series 2006 C, 0.58%, LOC RBS Citizens NA, VRDN (b)	27,100	27,100
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1998 A, 0.4% tender 1/7/10, LOC Landesbank Hessen-Thuringen, CP mode (e)	6,700	6,700
(Lexington Place Apts. Proj.) Series 1999 A, 0.32%, LOC Bank of America NA, VRDN (b)(e)	7,010	7,010
Michigan Muni. Bond Auth. Rev. RAN Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia, New York Agcy.	15,700	15,884
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	$ 147,250	$ 147,250
Series 2008 E, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,265	6,265
Series 2008 F, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
		368,639
Minnesota - 0.4%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Brentwood Hills Apts. Proj.) Series A, 0.43%, LOC Bank of America NA, VRDN (b)(e)	22,195	22,195
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.34%, LOC Fannie Mae, VRDN (b)(e)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	9,800	9,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.37%, LOC Bank of America NA, VRDN (b)(e)	3,710	3,710
Minnesota Hsg. Fin. Agcy. Participating VRDN:
Series Putters 1207, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,375	2,375
Series Putters 1552, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	1,460	1,460
Minnesota Office of Higher Ed. Series 2008 B, 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	9,300	9,300
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 0.37%, LOC Bank of America NA, VRDN (b)(e)	15,445	15,445
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.37%, LOC Bank of America NA, VRDN (b)(e)	16,885	16,885
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.26%, LOC Deutsche Bank AG, VRDN (b)	1,700	1,700
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.37%, LOC Deutsche Bank AG, VRDN (b)(e)	1,100	1,100
		90,495
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.25%, tender 12/7/09 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig.: - continued
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (b)	$ 12,000	$ 12,000
Mississippi Gen. Oblig. Series 2007, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	23,300	23,300
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.45%, LOC Wachovia Bank NA, VRDN (b)(e)	7,700	7,700
		54,200
Missouri - 1.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev.:
(MetroLink Cross County Extension Proj.) Series 2005 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	24,000	24,000
Series 2005 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	18,000	18,000
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.31%, LOC Freddie Mac, VRDN (b)(e)	13,900	13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.33%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,300	7,300
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.23%, LOC Bank of America NA, VRDN (b)	8,500	8,500
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Putters 3546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,300	11,300
(Lutheran High School Assoc. Proj.) Series 2002, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B:
0.3% tender 12/8/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	13,000	13,000
0.3% tender 2/9/10, LOC Bank of Nova Scotia, New York Agcy., CP mode	30,000	30,000
Participating VRDN Series Putters 2587, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,955	7,955
(Cox Health Sys. Proj.) Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (b)	28,000	28,000
(SSM Health Care Sys. Proj.) Series 2005 C2, 0.27%, LOC Bank of America NA, VRDN (b)	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2008 C4, 0.39%, tender 5/17/10 (b)	$ 12,500	$ 12,500
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 0.451%, LOC Bank of America NA, VRDN (b)(e)	34,200	34,200
Series 2008 A1, 0.4%, LOC Bank of America NA, VRDN (b)(e)	37,500	37,500
Series 2008 A2, 0.39%, LOC Bank of America NA, VRDN (b)(e)	105,700	105,700
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 0.42% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,325	2,325
Series Putters 1208, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,690	2,690
Series Putters 1514, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	3,905	3,905
Saint Louis Gen. Fund Rev. TRAN 2% 6/30/10	18,400	18,548
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	28,300	28,300
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	30,410	30,410
		462,133
Montana - 0.1%
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	11,180	11,180
Series Merlots 02 A19, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,040	2,040
		13,220
Nebraska - 1.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (b)	53,600	53,600
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.42%, LOC Bank of America NA, VRDN (b)(e)	8,600	8,600
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	4,430	4,430
Series 2001 E, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,390	9,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2002 F, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	$ 13,315	$ 13,315
Series 2003 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,440	7,440
Series 2003 E, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	6,295	6,295
Series 2004 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	3,760	3,760
Series 2004 G, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,000	7,000
Series 2005 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	11,710	11,710
Series 2005 D, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	16,000	16,000
Series 2006 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	15,090	15,090
Series 2006 G, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,510	8,510
Series 2007 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	33,975	33,975
Series 2007 D, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	1,375	1,375
Series 2007 F, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	23,600	23,600
Series 2007 H, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	45,465	45,465
Series 2008 D, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	12,500	12,500
Series 2008 H, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	13,660	13,660
Nebraska Pub. Pwr. District Rev. Series A, 0.3% 2/12/10, CP	10,000	10,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	19,715	19,715
Omaha Pub. Pwr. District Elec. Rev. 0.38% 3/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	28,000	28,000
		353,430
Nevada - 3.5%
Clark County Arpt. Rev.:
Series 2008 C1, 0.35%, LOC Bayerische Landesbank, VRDN (b)(e)	104,300	104,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 C2, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	$ 56,050	$ 56,050
Series 2008 C3, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	64,550	64,550
Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	15,800	15,800
Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	65,205	65,205
Series 2008 D3, 0.35%, LOC Bayerische Landesbank, VRDN (b)	28,700	28,700
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	32,110	32,110
Series 2008 A:
0.4% 12/9/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.45% 3/10/10, LOC BNP Paribas SA, CP	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (b)(e)	45,100	45,100
Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)(e)	50,000	50,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.35%, LOC Bayerische Landesbank, VRDN (b)(e)	112,420	112,420
Series 2005 A2, 0.35%, LOC Bayerische Landesbank, VRDN (b)(e)	114,900	114,900
Clark County School District Participating VRDN Series BA 08 1153, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	32,600	32,600
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.4% 12/7/09, LOC Bank of Nova Scotia, New York Agcy., LOC Fortis Banque SA, CP	32,000	32,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.45%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	29,700	29,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Dept. of Bus. & Industry: - continued
(Republic Svcs., Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (b)(e)	$ 2,000	$ 2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.29%, LOC Bank of America NA, VRDN (b)	13,500	13,500
		832,245
New Hampshire - 0.8%
Manchester Arpt. Rev. Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (b)(e)	25,380	25,380
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.45%, LOC Bank of America NA, VRDN (b)(e)	4,200	4,200
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.15% tender 12/17/09, CP mode (e)	20,000	20,000
Series 1990 B:
1.25% tender 12/17/09, CP mode	40,600	40,600
1.35% tender 12/11/09, CP mode	10,000	10,000
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.45%, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,150	2,150
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) Series 2005, 0.38%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	25,000	25,000
(Lonza Biologies, Inc. Proj.) Series 1998, 0.38%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	20,000	20,000
New Hampshire Health & Ed. Facilities Auth. Rev.:
Participating VRDN 0.25% (Liquidity Facility Morgan Stanley) (b)(f)	7,000	7,000
(Frisbie Memorial Hosp. Proj.) Series 2006, 0.28%, LOC TD Banknorth, NA, VRDN (b)	11,700	11,700
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	16,300	16,300
		202,330
New Jersey - 0.8%
East Brunswick Township Gen. Oblig. BAN 3.5% 1/8/10	9,246	9,268
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	$ 146,300	$ 147,909
Union County Gen. Oblig. BAN 1.75% 7/1/10	23,500	23,661
		180,838
New Mexico - 1.5%
New Mexico Edl. Assistance Foundation:
Series 2004 A2, 0.32%, LOC Royal Bank of Canada, VRDN (b)(e)	10,000	10,000
Series 2004 A3, 0.32%, LOC Royal Bank of Canada, VRDN (b)(e)	10,000	10,000
Series 2008 A1, 0.37%, LOC Bank of America NA, VRDN (b)(e)	193,000	193,000
Series 2008 A2, 0.32%, LOC Royal Bank of Canada, VRDN (b)(e)	41,000	41,000
Series 2008 A3, 0.32%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	41,275	41,275
Series 2009 A, 0.32%, LOC Royal Bank of Canada, VRDN (b)(e)	4,000	4,000
New Mexico Hosp. Equip. Ln. Council Rev. Participating VRDN Series ROC II R 11788, 0.25% (Liquidity Facility Citibank NA) (b)(f)	9,100	9,100
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (b)	45,500	45,500
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,990	9,990
		363,865
New York - 7.1%
Huntington Union Free School District TAN 1.5% 6/25/10	25,000	25,149
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,425	8,425
Series 2008 J11, 0.26% (Liquidity Facility KBC Bank NV), VRDN (b)	45,700	45,700
Series 2008 J7, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	20,750	20,750
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.4%, LOC RBS Citizens NA, VRDN (b)	45,235	45,235
(Villa Avenue Apts. Proj.) Series 2006 A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	5,990	5,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Courtland Avenue Apts. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	$ 7,905	$ 7,905
(Morris Ave. Apts. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	14,700	14,700
(Related-Upper East Proj.) Series A, 0.4%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	10,000	10,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.33%, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
(State Renaissance Court Proj.) Series A, 0.27%, LOC Freddie Mac, VRDN (b)(e)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(One Columbus Place Dev. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	28,915	28,915
(West 43rd Street Proj.) Series 1999 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
(West End Towers Proj.) Series 2004 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	11,000	11,000
(Westport Dev. Proj.) Series 2004 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	61,000	61,000
Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	58,235	58,235
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3156, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,280	13,280
Series Putters 3200, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,995	9,995
New York City Trust Cultural Resources Rev. (Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.23%, LOC Citibank NA, VRDN (b)	1,200	1,200
New York Dorm. Auth. Revs.:
Participating VRDN Series EGL 07 0066, 0.25% (Liquidity Facility Citibank NA) (b)(f)	31,025	31,025
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.27%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,400	31,400
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
Series 1999 A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	$ 37,200	$ 37,200
Series 2001 A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	18,125	18,125
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	8,100	8,100
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	51,500	51,500
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	4,000	4,000
Series 2002 A, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	14,700	14,700
(360 West 43rd Street Hsg. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	28,700	28,700
(455 West 37th Street Hsg. Proj.) Series A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	45,000	45,000
(505 West 37th Street Proj.) Series 2009 B, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	16,100	16,100
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	105,400	105,400
(66 West 38th Street Hsg. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	34,500	34,500
Series 1999 A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	28,400	28,400
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.27%, LOC Freddie Mac, VRDN (b)(e)	17,100	17,100
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.27%, LOC Freddie Mac, VRDN (b)(e)	7,100	7,100
(Biltmore Tower Hsg. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	43,300	43,300
(Chelsea Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	29,330	29,330
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.23%, LOC Freddie Mac, VRDN (b)(e)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.23%, LOC Freddie Mac, VRDN (b)(e)	$ 11,000	$ 11,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	10,700	10,700
Series 2000 A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	36,300	36,300
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	11,000	11,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.34%, LOC Freddie Mac, VRDN (b)(e)	8,800	8,800
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	5,300	5,300
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	14,000	14,000
(South Cove Plaza Proj.) Series A, 0.28%, LOC Freddie Mac, VRDN (b)(e)	12,700	12,700
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.23%, LOC Freddie Mac, VRDN (b)(e)	50,000	50,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.23%, LOC Freddie Mac, VRDN (b)(e)	53,000	53,000
(Tribeca Park Proj.) Series 1997 A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	49,400	49,400
(West 20th Street Proj.) Series A:
0.27%, LOC Fannie Mae, VRDN (b)(e)	25,800	25,800
0.27%, LOC Fannie Mae, VRDN (b)(e)	44,200	44,200
(West 23rd Street Hsg. Proj.) 0.26%, LOC Fannie Mae, VRDN (b)(e)	22,800	22,800
(West 23rd Street Proj.) 0.26%, LOC Fannie Mae, VRDN (b)(e)	12,900	12,900
(West 33rd Street Hsg. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	8,700	8,700
(West 38th Street Hsg. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	33,700	33,700
(Worth Street Hsg. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (b)(e)	21,100	21,100
New York Hsg. Fin. Svc. Contract Rev. Series 2003 D, 0.23%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	13,900	13,900
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	33,000	33,000
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	68,700	68,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series A, 0.37% 2/8/10, LOC ABN-AMRO Bank NV, CP	$ 15,000	$ 15,000
Series C, 0.48% 2/1/10, LOC ABN-AMRO Bank NV, CP	14,900	14,900
New York Pwr. Auth. Series 1, 0.3% 2/11/10, CP	17,631	17,631
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, 0.22% (Liquidity Facility Bank of America NA), VRDN (b)	10,000	10,000
		1,698,465
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.3% (Liquidity Facility Citibank NA) (b)(e)(f)	151,450	151,450
Non State Specific - 0.1%
Missouri, Indiana and Texas Hsg. Authorities Participating VRDN Series Clipper 05 14, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	16,798	16,798
North Carolina - 3.2%
Charlotte Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.28%, LOC Bank of America NA, VRDN (b)	14,000	14,000
Charlotte Gen. Oblig. Series 2007, 0.26% (Liquidity Facility KBC Bank NV), VRDN (b)	7,495	7,495
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.24% (Liquidity Facility Wachovia Bank NA), VRDN (b)	15,000	15,000
Series 2004, 0.3% 12/9/09 (Liquidity Facility Wachovia Bank NA), CP	29,394	29,394
Series 2006 B, 0.24% (Liquidity Facility Wachovia Bank NA), VRDN (b)	37,000	37,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.31%, VRDN (b)(e)	20,000	20,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	10,000	10,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	6,040	6,040
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Mars Hill College Proj.) Series 2006, 0.24%, LOC Wachovia Bank NA, VRDN (b)	12,865	12,865
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.) Series 2007, 0.26%, LOC Bank of America NA, VRDN (b)	8,000	8,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series GS 08 9TP, 0.27% (Liquidity Facility Wells Fargo & Co.) (b)(f)	14,625	14,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
Participating VRDN:
Series Putters 4640, 0.25% (Liquidity Facility Deutsche Postbank AG) (b)(f)	$ 15,565	$ 15,565
(Duke Energy Corp. Proj.):
Series 2008 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)(e)	22,700	22,700
Series 2008 B, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)(e)	37,000	37,000
(Elon Univ. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	5,120	5,120
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)(e)	13,325	13,325
North Carolina Gen. Oblig. Series 2002 E, 0.21% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	14,855	14,855
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	17,155	17,155
Series Merlots 06 B12, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	33,460	33,460
Series Putters 1553, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,995	2,995
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.32% (Liquidity Facility Bank of America NA) (b)(f)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.32% (Liquidity Facility Bank of America NA) (b)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 11808, 0.25% (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	76,000	76,000
Series 2008 A2, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	72,600	72,600
(Friends Homes, Inc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	12,800	12,800
(Univ. Health Systems of Eastern Carolina) Series 2008 A2, 0.28%, LOC Bank of America NA, VRDN (b)	11,270	11,270
(Wake Forest Univ. Proj.) Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(WakeMed Proj.):
Series 2009 B, 0.25%, LOC Wachovia Bank NA, VRDN (b)	$ 9,400	$ 9,400
Series 2009 C, 0.24%, LOC Wachovia Bank NA, VRDN (b)	16,360	16,360
(Watauga Med. Ctr. Proj.) Series 2005, 0.24%, LOC Wachovia Bank NA, VRDN (b)	16,565	16,565
North Carolina Med. Care Commission Retirement Facilities Rev. (Carolina Village Proj.) Series 2008 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.31%, LOC Royal Bank of Canada, VRDN (b)(e)	40,000	40,000
Series 2008 3A2, 0.38%, LOC Bank of America NA, VRDN (b)(e)	45,200	45,200
Series 2008 A2, 0.31%, LOC Royal Bank of Canada, VRDN (b)(e)	3,855	3,855
Series 2008-5, 0.35%, LOC Branch Banking & Trust Co., VRDN (b)(e)	16,400	16,400
Orange Wtr. & Swr. Auth. Series 2004 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	2,560	2,560
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	3,500	3,500
Series 2008 B, 0.45%, LOC Branch Banking & Trust Co., VRDN (b)(e)	5,700	5,700
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.44%, LOC Wachovia Bank NA, VRDN (b)(e)	5,700	5,700
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	30,855	30,855
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.44%, LOC Wachovia Bank NA, VRDN (b)(e)	4,100	4,100
Wake County Gen. Oblig. Series 2007 A, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	4,900	4,900
		751,119
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.37%, LOC Bank of America NA, VRDN (b)(e)	$ 58,000	$ 58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,305	3,305
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.31% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(e)	17,170	17,170
Series 2005 A, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	19,600	19,600
Series 2008 A, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	13,700	13,700
		111,775
Ohio - 3.7%
American Muni. Pwr. Series 2009 A:
0.38% 12/8/09, LOC JPMorgan Chase Bank, CP	14,356	14,356
0.38% 12/8/09, LOC JPMorgan Chase Bank, CP	15,352	15,352
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,330	15,330
Columbus Gen. Oblig. Bonds Series 2005 D, 5% 12/15/09	4,000	4,006
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.29%, LOC Bank of New York, New York, VRDN (b)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	72,100	72,100
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	72,800	72,800
Delaware Gen. Oblig. BAN (Swr. Sys. Impt. Proj.) 3.5% 12/9/09	15,000	15,007
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	5,300	5,300
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,115	6,115
Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	14,400	14,400
Series 2007 N, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
Lancaster Port Auth. Gas Rev. 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (b)	49,830	49,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Montgomery County Rev. Participating VRDN Series MS 3126X, 0.29% (Liquidity Facility Morgan Stanley) (b)(f)	$ 9,300	$ 9,300
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.6%, VRDN (b)	13,700	13,700
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,000	3,000
(FirstEnergy Corp. Proj.) Series A, 0.25%, LOC Barclays Bank PLC, VRDN (b)(e)	1,000	1,000
Ohio Higher Edl. Facility Commission Hosp. Rev.:
Series 2008 B5, 0.55% 12/1/09, CP	10,000	10,000
Series 2008 B6, 0.55% 12/1/09, CP	8,800	8,800
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Proj.):
Series 2008 B6, 0.47% tender 2/9/10, CP mode	8,600	8,600
0.4% tender 3/4/10, CP mode	18,650	18,650
Series 2008 B5, 0.45% tender 1/6/10, CP mode	8,800	8,800
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,800	12,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series Putters 1334, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	1,905	1,905
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	26,500	26,500
Series 2005 B2, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	8,575	8,575
Series 2005 F, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	32,000	32,000
Series B, 0.27% (Liquidity Facility Citibank NA), VRDN (b)(e)	29,750	29,750
Series 2007 E, 0.28% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	90,600	90,600
Series H, 0.28% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 1.25%, LOC RBS Citizens NA, VRDN (b)(e)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	58,800	58,800
Series 2006 N, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	53,405	53,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2007 J, 0.34% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	$ 31,000	$ 31,000
Series 2008 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	30,100	30,100
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	30,000	30,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.32%, LOC Bank of America NA, VRDN (b)(e)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 0.25%, LOC Barclays Bank PLC, VRDN (b)(e)	7,000	7,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Fresh Wtr. Impt. Proj.) Series 2009 A, 2% 12/1/09	8,195	8,195
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	22,200	22,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 1.1%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
		869,606
Oklahoma - 0.8%
Oklahoma City Indl. and Cultural Facilities Trust Edl. Facility Rev. (Oklahoma City Univ. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	6,685	6,685
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.33%, VRDN (b)(e)	2,500	2,500
Series 2002, 0.33%, VRDN (b)(e)	10,000	10,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	24,194	24,194
Series Putters 1380, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,770	6,770
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.39%, LOC Bank of America NA, VRDN (b)(e)	117,700	117,700
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,120	10,120
		182,669
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.42% tender 3/8/10, CP mode	$ 12,500	$ 12,500
Series 2003 E:
0.4% tender 2/10/10, CP mode	8,000	8,000
0.5% tender 2/3/10, CP mode	14,000	14,000
Series F, 0.5% tender 2/4/10, CP mode	10,000	10,000
Medford Hosp. Facilities Auth. Rev. (Asante Health Sys. Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (b)(g)	39,175	39,175
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.25%, LOC Bank of Scotland PLC, VRDN (b)	132,665	132,665
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.49%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	2,660	2,660
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,000	9,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Bonds:
Series 2009 A, 2% 4/1/10	13,095	13,156
Series 2009 C, 2% 4/1/10	12,080	12,136
Port of Portland Arpt. Rev. Series Eighteen A, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	31,725	31,725
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.41%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,900	1,900
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	13,830	13,988
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (b)(e)	1,500	1,500
(New Columbia - Trouton Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	6,220	6,220
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.34%, LOC Freddie Mac, VRDN (b)(e)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(f)	13,895	13,895
		347,520
Pennsylvania - 4.3%
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Rev. Series 2007 B, 1.01%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 3,815	$ 3,815
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.4%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	90,550	90,550
Series 1998 A2, 0.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,805	12,805
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.44%, LOC Citizens Bank of Pennsylvania, VRDN (b)	23,640	23,640
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.2%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	55,340	55,340
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	16,515	16,515
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.24%, LOC Bank of America NA, VRDN (b)	16,600	16,600
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.26%, LOC Banco Santander SA, VRDN (b)	8,000	8,000
(White Horse Village Proj.) Series 2006 B, 0.3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	19,400	19,400
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.25%, LOC Wachovia Bank NA, VRDN (b)	8,735	8,735
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,245	11,245
Series Putters 3490Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,300	7,300
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	500	500
Lower Merion School District Series 2009 A, 0.24%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,000	5,000
Montgomery County Indl. Dev. Auth. Rev.:
(Foulkeways at Gwynedd Proj.) Series 2006 B, 0.44%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,630	12,630
(Haverford School Proj.) Series 2008, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	32,345	32,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 5,000	$ 5,000
(FirstEnergy Corp. Proj.) Series A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	21,200	21,200
(Shippingport Proj.) Series A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) Series 2004, 0.53%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)(e)	5,400	5,400
Series 1994 B3, 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Series 1996 D5, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,200	1,200
Series 1997 B1, 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Series 1997 B4, 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Series 1997 B8, 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	400	400
Series 1997 B9, 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,800	2,800
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.24% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	7,900	7,900
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1986 A, 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	4,020	4,020
Pennsylvania Gen. Oblig.:
Bonds Second Series 2006, 5% 3/1/10	5,105	5,163
Participating VRDN:
Series Putters 3350, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,045	7,045
Series Putters 3352Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,200	2,200
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.2%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	60,490	60,490
(Drexel Univ. Proj.) Series B, 0.34%, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,665	17,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.2%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	$ 28,595	$ 28,595
(St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	27,500	27,500
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	3,500	3,500
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1108, 0.42% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,750	6,750
Series BA 08 1118, 0.42% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,250	3,250
Series Putters 3212, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,030	9,030
Series 2002 74A, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	21,900	21,900
Series 2002 75A, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	21,900	21,900
Series 2003 77B, 0.4% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	14,975	14,975
Series 2003 77C, 0.4% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	7,490	7,490
Series 2003 79B, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	20,900	20,900
Series 2004 81B, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,975	8,975
Series 2004 81C, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	54,600	54,600
Series 2004 86B, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (b)(e)	32,160	32,160
Series 2004 86C, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (b)(e)	4,940	4,940
Series 2005 90C, 0.4% (Liquidity Facility PNC Bank NA, Pittsburgh), VRDN (b)(e)	6,000	6,000
Series 2006 92B, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	12,600	12,600
Series 2006 93B, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	31,225	31,225
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.24%, LOC Wachovia Bank NA, VRDN (b)	24,950	24,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B5, 0.25%, LOC Bank of America NA, VRDN (b)	$ 13,100	$ 13,100
Philadelphia Arpt. Rev. Series 2005 C, 0.27%, LOC TD Banknorth, NA, VRDN (b)(e)	21,865	21,865
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.22%, LOC Wachovia Bank NA, VRDN (b)	45,500	45,500
Philadelphia Gen. Oblig. Series 2009 B, 0.22%, LOC Wachovia Bank NA, VRDN (b)	43,000	43,000
Philadelphia School District Series 2008 D1, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,185	5,185
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,000	20,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,000	9,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.):
Series 2005 C, 0.24%, LOC Nat'l. City Bank Cleveland, VRDN (b)	15,480	15,480
Series A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,495	7,495
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,100	6,100
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.24%, LOC Wachovia Bank NA, VRDN (b)	4,900	4,900
Wilkes Barre Gen. Oblig. Series 2004 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,415	2,415
		1,028,978
Rhode Island - 0.2%
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	10,000	10,000
Series 2008 B2, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	20,000	20,000
Series 2008 B3, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	7,000	7,000
		42,000
South Carolina - 2.2%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 0.32% (Liquidity Facility Bank of America NA) (b)(f)	14,650	14,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.26% (Liquidity Facility Wachovia Bank NA), VRDN (b)	$ 45,500	$ 45,500
Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	13,000	13,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.36%, VRDN (b)(e)	8,100	8,100
Greenville County School District Bonds Series 2009 A, 1.5% 6/1/10	24,295	24,418
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.24%, LOC Wachovia Bank NA, VRDN (b)	41,900	41,900
Lexington County and Richland County School District #5 Bonds Series 2009 A, 2% 3/1/10	18,740	18,813
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.26%, VRDN (b)	2,600	2,600
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	103,915	104,324
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.24% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,125	2,125
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)	13,000	13,000
Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (b)	32,665	32,665
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.44%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	1,000	1,000
(Carolina Piedmont Foundation Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	5,530	5,530
(Giant Cement Holding, Inc. Proj.) 0.34%, LOC Citibank NA, VRDN (b)(e)	2,000	2,000
(Keys Printing Co. Proj.) 0.44%, LOC JPMorgan Chase Bank, VRDN (b)(e)	200	200
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.4%, LOC Wachovia Bank NA, VRDN (b)(e)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.35%, LOC Branch Banking & Trust Co., VRDN (b)(e)	12,400	12,400
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series ROC II R 11426, 0.27% (Liquidity Facility Citibank NA) (b)(f)	33,000	33,000
Series ROC II R 11528, 0.25% (Liquidity Facility Citibank NA) (b)(f)	17,820	17,820
0.4% 1/13/10, CP	8,330	8,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
0.4% 1/13/10, CP	$ 6,430	$ 6,430
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.26%, LOC Bank of America NA, VRDN (b)	22,320	22,320
Series 2003 B2, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	38,800	38,800
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.05% tender 12/4/09, CP mode	27,800	27,800
		511,725
South Dakota - 0.2%
South Dakota Conservancy District Rev. BAN 2% 9/10/10	27,500	27,801
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.34%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
(Homeownership Mtg. Proj.) Series 2003 F, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	10,000	10,000
		44,301
Tennessee - 1.3%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 0.24%, LOC Bank of America NA, VRDN (b)	1,800	1,800
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.45%, LOC Bank of America NA, VRDN (b)(e)	17,000	17,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Series 2008 B, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)	4,000	4,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.4%, VRDN (b)(e)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.26%, LOC Rabobank Nederland, VRDN (b)(e)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(e)	$ 15,000	$ 15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3%, LOC Bank of America NA, VRDN (b)	14,150	14,150
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.38%, LOC Branch Banking & Trust Co., VRDN (b)(e)	13,500	13,500
Shelby County Gen. Oblig.:
Series 2004 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,400	1,400
Series 2006 C, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	14,400	14,400
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.):
Series 2007 B, 0.25%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Series A, 0.23%, LOC Bank of America NA, VRDN (b)	28,900	28,900
Tennessee Gen. Oblig. Series A, 0.35% 12/3/09 (Liquidity Facility Tennessee Consolidated Retire Sys.), CP	17,000	17,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	22,115	22,115
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.4%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		300,240
Texas - 10.8%
Austin Util. Sys. Rev. Series A:
0.4% 12/1/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	22,530	22,530
0.4% 12/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	115,653	115,653
0.45% 12/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
0.45% 12/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	38,740	38,740
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.27% (Liquidity Facility Deutsche Postbank AG) (b)(f)	19,030	19,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.27%, LOC Citibank NA, VRDN (b)(e)	$ 96,400	$ 96,400
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.27%, LOC Citibank NA, VRDN (b)(e)	16,300	16,300
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.5%, LOC HSBC Bank USA, NA, VRDN (b)(e)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,000	20,000
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.34%, LOC Bank of America NA, VRDN (b)(e)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.34%, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.45%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.3%, LOC Bank of America NA, VRDN (b)(e)	29,300	29,300
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.34%, LOC Bank of America NA, VRDN (b)(e)	25,000	25,000
0.34%, LOC Bank of America NA, VRDN (b)(e)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	47,300	47,300
Series 2008, 0.4%, LOC Bank of America NA, VRDN (b)(e)	20,000	20,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	5,900	5,900
Comal Independent School District Participating VRDN Series Merlots K10, 0.23% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,895	12,895
Cypress-Fairbanks Independent School District:
Participating VRDN Series DB 597, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(f)	7,490	7,490
TAN Series 2009, 1.5% 6/24/10	36,000	36,211
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(f)	13,785	13,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	$ 7,480	$ 7,480
Denton Independent School District Participating VRDN Series Putters 2603, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,390	7,390
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 0.56%, LOC Harris NA, VRDN (b)(e)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.29% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,005	20,005
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	35,200	35,200
Series 1993 B:
0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	15,000	15,000
0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	17,000	17,000
Series 1995 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	46,700	46,700
Series 1995 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	26,000	26,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	24,750	24,750
Series 2000 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.43%, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,280	5,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
Series 2004, 0.36% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	15,000	15,000
Series 2005, 0.36% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	19,000	19,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	23,700	23,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District Participating VRDN Series SGA 100, 0.3% (Liquidity Facility Societe Generale) (b)(f)	$ 7,480	$ 7,480
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 D1, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
Series 2008 D3, 0.42%, LOC Compass Bank, VRDN (b)	18,125	18,125
(YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	6,500	6,500
Series 2008 D, 0.25%, LOC Compass Bank, VRDN (b)	25,000	25,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.42%, LOC Compass Bank, VRDN (b)	4,045	4,045
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 0.31% (Liquidity Facility Deutsche Postbank AG) (b)(f)	8,385	8,385
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 A, 0.45%, LOC Compass Bank, VRDN (b)	13,100	13,100
Series 2008 C, 0.25%, LOC Commerzbank AG, VRDN (b)	19,100	19,100
Harris County Health Facilities Dev. Corp. Rev. (Seven Acres Jewish Sr. Care Svcs. Proj.) Series 2004, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	18,210	18,210
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.32%, LOC Fannie Mae, VRDN (b)(e)	6,715	6,715
(Louetta Village Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Primrose Aldine Bender Apt. Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(e)	10,000	10,000
(Primrose at Bammel Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(e)	8,480	8,480
(Quail Chase Apts. Proj.) Series 1999, 0.44%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	12,850	12,850
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.31%, LOC Citibank NA, VRDN (b)(e)	9,700	9,700
(Little Nell Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Mayfair Park Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	5,900	5,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 3,100	$ 3,100
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11133, 0.25% (Liquidity Facility Citibank NA) (b)(f)	15,190	15,190
Series ROC II R 11411, 0.25% (Liquidity Facility Citibank NA) (b)(f)	9,290	9,290
Series ROC II R 12267, 0.41% (Liquidity Facility Citibank NA) (b)(f)	16,795	16,795
Series Solar 06 70, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	22,315	22,315
Series 2004 B1, 0.27%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	78,250	78,250
Series 2008 A1, 0.28%, LOC Bank of America NA, VRDN (b)	46,500	46,500
Humble Independent School District Participating VRDN Series Solar 06 20, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,500	14,500
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.38%, VRDN (b)(e)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,190	3,190
Lower Colorado River Auth. Rev. Series A, 0.5% 1/11/10 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (b)(e)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129. 0.3% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)(e)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	7,200	7,200
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)(e)	42,000	42,000
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	7,820	7,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series DCL 08 002, 0.3% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	$ 11,395	$ 11,395
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.39%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	98,800	98,800
Series 2007 A, 0.4%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	5,500	5,500
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.39%, VRDN (b)(e)	94,790	94,790
0.4%, VRDN (b)(e)	13,000	13,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.38%, LOC Cr. Suisse Group, VRDN (b)(e)	46,500	46,500
0.38%, LOC Cr. Suisse Group, VRDN (b)(e)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.3% (Liquidity Facility Societe Generale) (b)(f)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,310	8,310
San Antonio Elec. & Gas Sys. Rev.:
Bonds 3.625%, tender 12/1/10 (b)	11,500	11,846
Participating VRDN:
Series MS 3064, 0.25% (Liquidity Facility Morgan Stanley) (b)(f)	7,000	7,000
Series Putters 3560, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,260	9,260
Series 2003, 0.33% (Liquidity Facility Bank of America NA), VRDN (b)	675	675
Series A:
0.26% 12/9/09, CP	8,700	8,700
0.38% 12/10/09, CP	50,350	50,350
0.4% 12/3/09, CP	5,340	5,340
San Antonio Gen. Oblig. Series A, 0.37% 2/9/10, LOC Bank of America NA, CP	13,725	13,725
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.5%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	3,250	3,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 5 Class A, 0.25% (Liquidity Facility Citibank NA) (b)(f)	$ 36,000	$ 36,000
Series SG 02 159, 0.22% (Liquidity Facility Societe Generale) (b)(f)	22,500	22,500
Series 2001 A:
0.35% 12/4/09, CP	30,000	30,000
0.35% 12/9/09, CP	12,900	12,900
0.38% 12/10/09, CP	20,000	20,000
0.38% 12/10/09, CP	19,933	19,933
Spring Independent School District Participating VRDN Series DB 603, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,800	3,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	96,200	96,200
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 2, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	36,395	36,395
Series 2008 3, 0.4%, LOC Compass Bank, VRDN (b)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C5, 0.45%, LOC Compass Bank, VRDN (b)	26,900	26,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	3,800	3,800
(Chisholm Trail Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	5,700	5,700
(Pinnacle Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	7,165	7,165
(Post Oak East Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(Residences at Sunset Pointe Proj.) 0.37%, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.33%, LOC Fannie Mae, VRDN (b)(e)	7,150	7,150
(Windshire Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.27% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,230	3,230
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	12,120	12,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) Series 2004:
0.45%, tender 12/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 14,925	$ 14,925
0.45%, tender 12/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,110	3,110
0.45%, tender 12/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,670	3,670
0.45%, tender 12/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,565	5,565
0.45%, tender 12/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,975	4,975
Participating VRDN:
Series DB 448, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	3,380	3,380
Series Putters 3478, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3479, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,325	11,325
Series Putters 3532, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,845	7,845
Series ROC II R 11087, 0.3% (Liquidity Facility Citibank NA) (b)(e)(f)	15,680	15,680
(Veterans Land Proj.) Series A, 0.25%, VRDN (b)(e)	27,075	27,075
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.3%, VRDN (b)(e)	7,300	7,300
0.3%, VRDN (b)(e)	11,650	11,650
Fund II Series 2005 B, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	42,990	42,990
Fund II Series 2007 A, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	15,600	15,600
TRAN Series 2009, 2.5% 8/31/10	75,000	76,133
Texas Pub. Fin. Auth. Rev. Series 2008, 0.3% 2/11/10, CP	5,750	5,750
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.31%, LOC Fannie Mae, VRDN (b)(e)	4,985	4,985
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.6%, LOC Compass Bank, VRDN (b)	4,780	4,780
		2,565,446
Utah - 1.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	$ 9,000	$ 9,046
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.35% 12/11/09 (Liquidity Facility Bank of Nova Scotia), CP	6,320	6,320
Series 1997 B2, 0.4% 2/1/10 (Liquidity Facility Bank of Nova Scotia), CP	26,200	26,200
Series 1998 B4:
0.33% 3/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
0.33% 3/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
0.35% 2/16/10 (Liquidity Facility JPMorgan Chase Bank), CP	23,500	23,500
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	63,015	63,015
Salt Lake City Sales Tax Rev. 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	8,915	8,915
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)(e)	57,400	57,400
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	8,485	8,485
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series DCL 021, 0.3% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	35,130	35,130
		299,911
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (b)	52,500	52,500
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.45%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	12,300	12,300
		64,800
Virginia - 2.8%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	19,585	19,585
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (b)(e)	21,720	21,720
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.7%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(e)	$ 14,335	$ 14,335
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 B, 0.26%, LOC Banco Espirito Santo SA, VRDN (b)(e)	94,900	94,900
Series 2008 C, 0.26%, LOC Nat'l. Australia Bank Ltd., VRDN (b)(e)	70,000	70,000
Series 2008 D, 0.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	56,000	56,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	7,250	7,250
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	1,500	1,500
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 3590, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,495	9,495
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.8% tender 12/10/09, CP mode (e)	13,200	13,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.28%, LOC Fannie Mae, VRDN (b)(e)	4,887	4,887
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	23,625	23,625
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 B, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	8,250	8,250
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	10,740	10,740
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.8% tender 12/10/09, CP mode	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 5,890	$ 5,890
Series 2001, 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650	6,650
Series 2006, 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.27% (Liquidity Facility Citibank NA) (b)(f)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.29%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds:
(21st Century College and Equip. Prog.) Series 2005 A, 5% 2/1/10	5,560	5,600
(Univ. of Richmond Proj.):
Series 2009 A, 0.8%, tender 3/1/10 (b)	10,500	10,500
Series 2009 B, 0.8%, tender 3/1/10 (b)	6,500	6,500
Participating VRDN Series Putters 3276, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,055	4,055
Virginia Hsg. Dev. Auth.:
Bonds Series 2005 A5, 3.875% 1/1/10 (e)	6,100	6,115
Participating VRDN:
Series Merlots 06 B16, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	11,385	11,385
Series Merlots 06 C3, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.42% (Liquidity Facility Bank of America NA) (b)(e)(f)	36,960	36,960
Series BA 1047, 0.42% (Liquidity Facility Bank of America NA) (b)(e)(f)	22,080	22,080
Series Merlots 06 07, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,785	3,785
Series Merlots 06 B18, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	20,865	20,865
Series Merlots 06 B21, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	8,285	8,285
Series Merlots 07 C42, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,340	6,340
Series Merlots B20, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,285	6,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN: - continued
Series Putters 2904Z, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 10,995	$ 10,995
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series PT 4634, 0.25% (Liquidity Facility Deutsche Postbank AG) (b)(f)	11,975	11,975
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.24%, LOC Wachovia Bank NA, VRDN (b)	52,450	52,450
		665,422
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 0.33% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	27,060	27,060
Energy Northwest Elec. Rev.:
Bonds (Columbia Generating Station Proj.) Series 2003 A, 5.5% 7/1/10	4,180	4,300
Participating VRDN Series Putters 256, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,800	2,800
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.4%, VRDN (b)(e)	12,800	12,800
King County Gen. Oblig. Participating VRDN Series DB 598, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,535	3,535
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	11,405	11,405
King County Swr. Rev. Series A:
0.35% 12/1/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	21,300	21,300
0.37% 12/1/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	20,000	20,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.3%, LOC Bank of America NA, VRDN (b)	19,505	19,505
Port Bellingham Ind. Dev. Corp. Ind. Rev. (Sauder Woodcraft Corp. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	590	590
Port of Seattle Gen. Oblig. Participating VRDN Series Floaters 2993, 0.28% (Liquidity Facility Morgan Stanley) (b)(e)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.47% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 7,470	$ 7,470
Series Putters 2553Z, 0.47% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,135	5,135
Series 1997, 0.4%, LOC Fortis Banque SA, VRDN (b)(e)	17,500	17,500
Series 2001 B1, 0.45% 2/1/10, LOC Bank of America NA, CP (e)	21,265	21,265
Series 2005, 0.36%, LOC Fortis Banque SA, VRDN (b)(e)	21,800	21,800
Series 2008, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	190,715	190,715
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.25% (Liquidity Facility Citibank NA) (b)(f)	11,740	11,740
Snohomish County Pub. Util. District #1 Elec. Rev.:
Bonds Series 2009 A, 2% 5/26/10	30,400	30,612
RAN Series 2009 B, 2% 8/5/10	11,000	11,114
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.5%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev.:
(Mount Ainstar Resort Proj.) Series 2003 C, 0.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	17,895	17,895
(Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	7,300	7,300
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,000	8,000
0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	9,000	9,000
Series E, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,000	20,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(f)	4,930	4,930
Series DB 606, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(f)	6,125	6,125
Series MS 3084, 0.25% (Liquidity Facility Morgan Stanley) (b)(f)	10,165	10,165
Series Putters 3501Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,660	11,660
Series Putters 3539, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000	10,000
Series Solar 06 13, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	33,965	33,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series Solar 07 66, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 19,775	$ 19,775
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.29%, LOC Bank of America NA, VRDN (b)	10,700	10,700
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (b)	23,680	23,680
Washington Hsg. Fin. Commission Participating VRDN Series Putters 1335, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	3,035	3,035
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,550	4,550
(Crestview Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(e)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.33%, LOC Bank of America NA, VRDN (b)(e)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 0.33%, LOC Bank of America NA, VRDN (b)(e)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (b)(e)	20,790	20,790
(New Haven Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	14,630	14,630
(Pinehurst Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.39%, LOC Bank of America NA, VRDN (b)(e)	9,880	9,880
(Silver Creek Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	8,150	8,150
(Terrace Sr. Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	8,520	8,520
(The Cambridge Apts. Proj.) Series 2005 A, 0.32%, LOC Fannie Mae, VRDN (b)(e)	10,120	10,120
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.31%, LOC Fannie Mae, VRDN (b)(e)	15,750	15,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	$ 7,535	$ 7,535
(Vintage Mount Vernon Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (b)	43,250	43,250
Washington Hsg. Fin. Commission Nonprofit Rev. (Judson Park Proj.) Series 2007, 0.26%, LOC Banco Santander SA, VRDN (b)	7,500	7,500
		984,636
West Virginia - 1.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.8% tender 12/10/09, CP mode (e)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.4%, LOC Bank of America NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.3%, LOC Deutsche Bank AG, VRDN (b)(e)	8,430	8,430
Series 1990 B, 0.3%, LOC Deutsche Bank AG, VRDN (b)(e)	9,700	9,700
Series 1990 C, 0.3%, LOC Deutsche Bank AG, VRDN (b)(e)	800	800
Series 1990 D, 0.3%, LOC Deutsche Bank AG, VRDN (b)(e)	9,700	9,700
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (b)	13,330	13,330
West Virginia Econ. Development Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	65,000	65,000
(Ohio Pwr. Co. -Sporn Proj.) Series 2008 C, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	34,000	34,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.25%, LOC Branch Banking & Trust Co., VRDN (b)	8,000	8,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	1,080	1,080
		240,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.6%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 2.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 140	$ 140
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.56%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,605	1,605
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,080	1,080
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,870	4,870
Wisconsin Gen. Oblig.:
Participating VRDN:
Series Putters 2774, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,175	2,175
Series Solar 07 4, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,275	24,275
Series 2006 A, 0.35% 2/12/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
(Gundersen Lutheran Proj.):
Series 2009 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	17,000	17,000
Series 2009 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	13,000	13,000
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	6,650	6,650
Wisconsin Trans. Rev.:
Series 1997 A, 0.38% 12/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,150
Series 2006 A:
0.3% 2/12/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
0.38% 2/16/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,065	14,065
		146,510
Wyoming - 0.0%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.34%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	5,000	5,000
Municipal Securities - continued
	Shares	Value (000s)
Other - 7.8%
Fidelity Municipal Cash Central Fund, 0.27% (c)(d)	1,848,004,000	$ 1,848,004
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $23,699,248)		23,699,248
NET OTHER ASSETS - 0.2%		44,992
NET ASSETS - 100%		$ 23,744,240
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,060,000 or 0.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1,084
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2009, the cost of investment securities for income tax purposes was $23,699,248,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010